                               IMPORTANT NEWS FOR
                  FARMERS MUTUAL FUND PORTFOLIOS SHAREHOLDERS

While  we  encourage   you  to  read  the  full  text  of  the  enclosed   Proxy
Statement/Prospectus, here is a brief overview of a matter affecting your Farmers Fund that will be the subject of a shareholder vote.

                              QUESTIONS AND ANSWERS

Q:   WHAT AM I BEING ASKED TO VOTE ON?

A: You are being asked to vote on a proposed combination of your Farmers Fund into a corresponding Scudder Pathway Fund. The Board of your Fund recommends that you vote in favor of this proposal.

Q:   WHY HAS THE BOARD RECOMMENDED THAT I VOTE IN FAVOR OF THE COMBINATION?

A: The Board of your Fund is recommending that shareholders vote in favor of this proposal for the following reasons:

     o LOWER FUND OPERATING EXPENSES. Each Farmers Fund bears fund level operating expenses, which are currently capped by contract at an annual rate of 1.00% and 1.75% of average daily net assets attributable to the Class A and Class B shares of each Farmers Fund, respectively. Class A and Class B shares of each Scudder Pathway Fund, through an agreement with Zurich Scudder Investments, Inc., currently bear no fund level operating expenses other than distribution expenses at an annual rate of 0.25% and 1.00% of average daily net assets attributable to the Class A and Class B shares of each Scudder Pathway Fund, respectively. Thus, if the combination of your Fund is approved, shareholders of your Fund will benefit from lower total fund level operating expenses as shareholders of a corresponding Scudder Pathway Fund.

     o EXPANDED EXCHANGE PRIVILEGES. The shareholders of the Scudder Pathway Funds are able to exchange into any fund in the Scudder Family of Funds, while shareholders of the Farmers Funds currently may exchange only into other Farmers Funds.

     o SIMILAR INVESTMENT OBJECTIVES AND POLICIES. As described in more detail below, the Farmers Funds and Scudder Pathway Funds are both portfolios that invest in mutual funds rather than individual securities, using an asset allocation strategy to meet their objectives. Each Scudder Pathway Fund allocates its assets among other mutual funds in proportions similar to the allocations of its corresponding Farmers Fund. There are differences between the target allocations for each Farmers Fund and its corresponding Pathway Fund, as described in the enclosed Proxy Statement/ Prospectus.

     o TAX-FREE REORGANIZATION. It is a condition of the proposed combination that your Fund receive an opinion of tax counsel that the transaction would be a TAX-FREE transaction.

Q: ARE THE INVESTMENT POLICIES OF THE CORRESPONDING SCUDDER PATHWAY FUND SIMILAR TO THOSE OF MY FUND?

A: Like each Farmers Fund, each Scudder Pathway Fund is a fund of funds advised by Zurich Scudder Investments. Each Scudder Pathway Fund has similar investment objectives, policies and risks as its corresponding Farmers Fund. Your Fund seeks its objective by investing from among a select group of 12 mutual funds, advised by Zurich Scudder Investments and other investment advisors. Each Scudder Pathway Fund seeks its investment objective by investing in a diversified group of more than 30 underlying funds advised by Zurich Scudder Investments.

Q:   WHOM SHOULD I CALL FOR MORE INFORMATION ABOUT THIS PROXY STATEMENT?

A:   Please  call  the  Shareholder  Communications  Corporation,   your  Fund's
     information agent, at 1-888-676-7706.

                                                                January 12, 2001

Dear Farmers Fund Shareholder:

      Zurich Scudder Investments, Inc. ("ZSI"), the investment manager for the Farmers Funds, Kemper Funds and Scudder Funds, has initiated a program to reorganize  and  combine its fund  families  in  response  to changing  industry conditions and investor needs. Our goal is to create one streamlined, multi-class family of funds under the Scudder brand. As part of the program, you are being asked to approve a proposed combination of your Fund with a similar Scudder Pathway Fund.

      Please take the time to read the enclosed materials.

      The question and answer section that begins on the front cover of the proxy statement summarizes the proposed transaction involving your Fund. The proxy statement itself provides greater detail about the proposals, why they are being made and how they apply to your fund. After careful review, the Board of Farmers Investment Trust has approved these proposals. The Board recommends that you read the enclosed materials carefully and vote in favor of the proposal that relates to the combination of your Fund with a corresponding Scudder Pathway Fund.

      To vote, simply fill out the enclosed proxy card -- be sure to sign and date it -- and return it to us in the enclosed postage-paid envelope. Because many of the funds for which ZSI acts as investment manager are holding shareholder meetings regarding these and other issues, you may receive more than one proxy card. If so, please vote each one.

      Your vote is very important to us. If we do not hear from you by February 12, 2001 our proxy solicitor may contact you. Thank you for your response and for your continued investment with ZSI.

Sincerely,

/s/ Edmond D. Villani                   /s/ Brian Cohen

Edmond D. Villani                       Brian Cohen
Chief Executive Officer                 President
Zurich Scudder Investments, Inc.        Farmers Investment Trust

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

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF
                            FARMERS INVESTMENT TRUST

      Please take notice that a Special Meeting of Shareholders (the "Meeting") of each series (each, a "Farmers Fund") of Farmers Investment Trust will be held at the offices of Zurich Scudder Investments, Inc., 13th Floor, Two International Place, Boston, MA 02110-4103, on March 14, 2001, at 4:30 p.m., Eastern time, for the following purposes:

PROPOSAL 1:     To approve an Agreement and Plan of Reorganization  (the "Plan")
(Farmers        as it relates to (i) the transfer of all or substantially all of
Income          the  assets  and  all  of  the  liabilities  of  Farmers  Income
Portfolio)      Portfolio  to Scudder  Pathway  Series:  Conservative  Portfolio
                ("Pathway Conservative Portfolio"), (ii) the distribution to each shareholder of Farmers Income Portfolio shares of Pathway
                Conservative Portfolio of a corresponding class to those held by the shareholder in Farmers Income Portfolio in an amount equal to the value of the shareholder's holdings in Farmers Income
                Portfolio and (iii) the termination of Farmers Income Portfolio.

PROPOSAL 2:     To approve the Plan as it relates to (i) the transfer of all  or
(Farmers        substantially  all of the assets and all of the  liabilities  of
Income          Farmers Income with Growth  Portfolio to Scudder Pathway Series:
with Growth Moderate Portfolio ("Pathway Moderate Portfolio"), (ii) the Portfolio) distribution to each shareholder of Farmers Income with Growth
                Portfolio   shares   of   Pathway   Moderate   Portfolio   of  a
                corresponding  class to those held by the shareholder in Farmers
                Income with Growth  Portfolio in an amount equal to the value of
                the  shareholder's   holdings  in  Farmers  Income  with  Growth
                Portfolio and (iii) the termination of Farmers Income with Growth Portfolio.

PROPOSAL 3:     To approve the Plan as it relates to (i) the transfer  of all or
(Farmers        substantially  all of the assets and all of the  liabilities  of
Balanced        Farmers Balanced Portfolio to Pathway Moderate  Portfolio,  (ii)
Portfolio)      the   distribution  to  each  shareholder  of  Farmers  Balanced
                Portfolio   shares   of   Pathway   Moderate   Portfolio   of  a
                corresponding  class to those held by the shareholder in Farmers
                Balanced Portfolio in an amount equal to the value of the shareholder's holdings in Farmers Balanced Portfolio and (iii) the termination of Farmers Balanced Portfolio.

PROPOSAL 4:     To approve the Plan as it relates to (i) the  transfer of all or
(Farmers        substantially all of the assets and all of the liabilities of
Growth          Farmers Growth with Income Portfolio to Pathway Moderate
with Income     Portfolio, (ii) the distribution to each shareholder of Farmers
Portfolio)      Growth with Income Portfolio shares of Pathway Moderate
                Portfolio of a corresponding class to those held by the shareholder in Farmers

                Growth with Income Portfolio in an amount equal to the value of the shareholder's holdings in Farmers Growth with Income Portfolio and (iii) the termination of Farmers Growth with Income Portfolio.

PROPOSAL 5:     To approve the Plan as it relates to (i) the transfer of all  or
(Farmers        substantially  all of the assets and all of the  liabilities  of
Growth          Farmers  Growth  Portfolio  to Scudder  Pathway  Series:  Growth
Portfolio)      Portfolio ("Pathway Growth Portfolio"), (ii) the distribution to each  shareholder of Farmers Growth  Portfolio shares of Pathway
                Growth Portfolio of a corresponding class to those held by the shareholder in Farmers Growth Portfolio in an amount equal to the value of the shareholder's holdings in Farmers Growth
                Portfolio and (iii) the termination of Farmers Growth Portfolio.

      The persons named as proxies will vote in their discretion on any other business that may properly come before the Meeting or any adjournments or postponements thereof.

      Holders of record of shares of each Farmers Fund at the close of business on January 10, 2001 are entitled to vote at the Meeting and at any adjournments or postponements thereof.

      In the event that the necessary quorum to transact business or the vote required to approve any Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies with respect to that Proposal. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the relevant Farmers Fund's shares present in person or by proxy at the Meeting. The persons named as proxies will vote FOR any such adjournment those proxies which they are entitled to vote in favor of that Proposal and will vote AGAINST any such adjournment those proxies to be voted against that Proposal.

                                        By Order of the Board,

                                        /s/ John Millette

                                        John Millette
                                        Secretary

January 12, 2001

      IMPORTANT -- WE URGE YOU TO SIGN AND DATE THE ENCLOSED PROXY CARD(S) AND RETURN IT IN THE ENCLOSED ENVELOPE WHICH REQUIRES NO POSTAGE (OR TO TAKE ADVANTAGE OF THE TELEPHONIC VOTING PROCEDURES DESCRIBED ON THE PROXY CARD(S)). YOUR PROMPT RETURN OF THE ENCLOSED PROXY CARD(S) MAY SAVE THE NECESSITY AND EXPENSE OF FURTHER SOLICITATIONS. IF YOU WISH TO ATTEND THE MEETING AND VOTE YOUR SHARES IN PERSON AT THAT TIME, YOU WILL STILL BE ABLE TO DO SO.

                                TABLE OF CONTENTS

INTRODUCTION       .........................................................   1

PROPOSALS  1-5:    APPROVAL OF AGREEMENT AND PLAN OF .......................   4
                   REORGANIZATION

                   SYNOPSIS ................................................   4

                   PRINCIPAL RISK FACTORS ..................................  38

                   THE PROPOSED TRANSACTIONS ...............................  40

ADDITIONAL INFORMATION .....................................................  47

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

                           PROXY STATEMENT/PROSPECTUS

                                January 12, 2001

           Relating to the acquisition of the assets of the series of

                FARMERS INVESTMENT TRUST (the "Acquired Trust")
                           222 South Riverside Plaza
                             Chicago, Illinois 60606
                                 (800) 621-1048

                              --------------------

     by and in exchange for shares of beneficial interest of the series of
                 SCUDDER PATHWAY SERIES (the "Acquiring Trust")
                             Two International Place
                        Boston, Massachusetts 02110-4103
                                 (800) 621-1048

                              --------------------


                                  INTRODUCTION

      This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Trustees of the Acquired Trust in connection with the Special Meeting of Shareholders of each series of the Acquired Trust (Farmers Income Portfolio, Farmers Income with Growth Portfolio, Farmers Balanced Portfolio, Farmers Growth with Income Portfolio and Farmers Growth Portfolio) (each, a "Farmers Fund" and collectively, the "Farmers Funds") to be held on March 14, 2001, at the offices of Zurich Scudder Investments, Inc. ("ZSI" or the "Investment Manager"), 13th Floor, Two International Place, Boston, MA 02110-4103 at 4:30 p.m. (Eastern time), or at such later time made necessary by all adjournments or postponements thereof (the "Meeting"). This Proxy Statement/Prospectus, the Notice of Special Meeting and the proxy card(s) are first being mailed to shareholders on or about January 12, 2001 or as soon as practicable thereafter.

      At the meeting, shareholders of each Farmers Fund, voting separately, will be asked to vote on an Agreement and Plan of Reorganization (the "Plan") pursuant to which all or substantially all of the assets of each Farmers Fund would be acquired by a corresponding series of the Acquiring Trust (Scudder
Pathway Series: Conservative Portfolio; Scudder Pathway Series: Moderate Portfolio (formerly known as Balanced Portfolio); and Scudder Pathway Series:
Growth

                              --------------------

      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Portfolio) (each, a "Pathway Fund" and collectively, the "Pathway Funds"), in exchange for shares of beneficial interest of the applicable Pathway Fund and the assumption by each Pathway Fund of all of the liabilities of its corresponding Farmers Fund, listed in the chart below (each, a "Reorganization" and collectively, the "Reorganizations"). Shares of each Pathway Fund received would then be distributed to the shareholders of the corresponding Farmers Fund in complete liquidation of each Farmers Fund. As a result of the Reorganizations, each shareholder of a Farmers Fund will become a shareholder of a corresponding Pathway Fund, as listed in the chart below, and will receive shares of the applicable Pathway Fund in an amount equal to the value of their holdings in the Farmers Fund as of the close of business on the business day preceding the closing of each Reorganization (the "Valuation Date"). The closing of each Reorganization (each, a "Closing") is contingent upon shareholder approval of the Plan as it relates to such Reorganization. Each Farmers Fund will vote separately on the Proposal relating to its reorganization into its corresponding Pathway Fund and the approval of each Reorganization is not contingent upon the approval of any other Reorganization. A copy of the Plan is attached as Exhibit A. Each Reorganization is expected to occur on or about April 9, 2001.

      The  Plan   provides   that  each  Farmers  Fund  will   transfer  all  or
substantially all of its assets and all of its liabilities to the corresponding Pathway Fund listed opposite its name in the following chart:



     Farmers Fund (Acquired Fund)                            Pathway Fund (Acquiring Fund)
-----------------------------------------         -------------------------------------------------
Farmers Income Portfolio                            Scudder Pathway Series: Conservative Portfolio
Farmers Income with Growth Portfolio                Scudder Pathway Series: Moderate Portfolio
Farmers Balanced Portfolio                          Scudder Pathway Series: Moderate Portfolio
Farmers Growth with Income Portfolio                Scudder Pathway Series: Moderate Portfolio
Farmers Growth Portfolio                            Scudder Pathway Series: Growth Portfolio

     Class A shareholders of each Farmers Fund will receive an amount of Class A shares of the corresponding Pathway Fund equal in value to their Class A shares of the Farmers Fund. Class B shareholders of each Farmers Fund will receive an amount of Class B shares of the corresponding Pathway Fund equal in value to their Class B shares of the Farmers Fund.

     In the descriptions of the Proposals below, the word "fund" is sometimes used to mean an investment company or series thereof in general, and not a Farmers Fund whose proxy statement this is. In addition, for simplicity, actions are described in this Proxy Statement/Prospectus as being taken by either a Farmers Fund or a Pathway Fund (which are collectively referred to as the "Funds" and each referred to as a "Fund"), although all actions are actually taken either by the Acquired Trust or the Acquiring Trust (together with the Acquired Trust, the "Trusts"), on behalf of the applicable Fund.

     This Proxy Statement/Prospectus sets forth concisely the information about each Pathway Fund that a prospective investor should know before investing and should be retained for future reference. For a more detailed discussion of the investment objectives, policies, restrictions and risks of each Pathway Fund, see the Pathway Funds' prospectus dated December 29, 2000, as supplemented from time to time, which is included in the materials you received with this document and incorporated herein by reference (meaning that it is legally part of this document). For a more detailed discussion of the investment objectives, policies, restrictions and risks of each Farmers Fund, see the Farmers Funds' prospectus dated September 1, 2000, as supplemented from time to time, which is also incorporated herein by reference and a copy of which may be obtained upon request and without charge by calling or writing the Farmers Funds at the telephone number or address listed above.


     Also  incorporated  herein by reference is the Pathway Funds'  statement of additional information dated December 29, 2000, as supplemented from time to time, which may be obtained upon request and without charge by calling or writing the Pathway Funds at the telephone number or address listed above. A Statement of Additional Information dated January 12, 2001, containing additional information about each Reorganization has been filed with the Securities and Exchange Commission (the "SEC" or the "Commission") and is incorporated by reference into this Proxy Statement/Prospectus. A copy of this Statement of Additional Information is available upon request and without charge by calling or writing the Pathway Funds at the telephone number or address listed above. Shareholder inquiries regarding the Pathway Funds and the Farmers Funds may be made by calling (800) 621-1048. The information contained in this document concerning each Fund has been provided by, and is included herein in reliance upon, that Fund.

     The Pathway Funds and the Farmers Funds are diversified series of shares of beneficial interest of the Acquiring Trust and the Acquired Trust, respectively, which are open-end management investment companies organized as Massachusetts business trusts.

     The Board of Trustees of the Acquired Trust unanimously recommends that shareholders of each Farmers Fund vote FOR the Proposal that relates to the Reorganization of their Fund into a corresponding Pathway Fund.

        PROPOSALS 1-5: APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

I.   SYNOPSIS

     The following is a summary of certain information contained in this Proxy Statement/Prospectus relating to the Reorganizations. This summary is qualified by reference to the more complete information contained elsewhere in this Proxy Statement/Prospectus, the prospectuses and statements of additional information of the Funds and the Plan. Shareholders should read this entire Proxy Statement/Prospectus carefully.

Introduction

     The Board of Trustees of the Acquired Trust (unless otherwise noted, references to the "Board of Trustees" or "Trustees" refers to the Board of Trustees or Trustees of the Acquired Trust), including all of the Trustees who have no affiliation with ZSI and who are not considered "interested" Trustees (the "Independent Trustees"), approved the Plan at a meeting held on November 9, 2000. Subject to its approval by shareholders of each Farmers Fund, the Plan provides for (a) the transfer of all or substantially all of the assets and all of the liabilities of each Farmers Fund to its corresponding Pathway Fund in exchange for Class A and Class B shares of the applicable Pathway Fund, as noted in the chart above; (b) the distribution of such Pathway Fund shares to shareholders of its corresponding Farmers Fund in complete liquidation of each Farmers Fund; and (c) the termination of each Farmers Fund. As a result of the Reorganizations, each shareholder of a Farmers Fund will become a shareholder of a corresponding Pathway Fund, as noted in the chart above. Immediately after the Reorganizations, each shareholder of a Farmers Fund will hold shares of the class of shares of a Pathway Fund that corresponds to the class of shares of the Farmers Fund held by that shareholder on the Valuation Date, having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the Farmers Fund on the Valuation Date. No front-end sales charges or contingent deferred sales charges will be imposed on shares issued in the Reorganizations.

     ZSI is the investment manager of the Farmers Funds and the Pathway Funds. If the Reorganizations are completed, the Farmers Funds' shareholders will continue to enjoy all of the same shareholder privileges as they currently enjoy, such as access to professional service representatives and automatic dividend reinvestment, as well as expanded exchange privileges. See "Purchases, Exchanges and Redemptions" below.

Reasons for the Proposed Reorganizations; Board Approval

     The Trustees have conducted a thorough review of all aspects of each proposed Reorganization. See "The Proposed Transactions - Board Approval of the Proposed Transactions" below. The Trustees believe that the Reorganizations will provide shareholders of each Farmers Fund with the following benefits:

     o LOWER FUND OPERATING EXPENSES. Each Fund invests in certain underlying mutual funds ("Underlying Funds") and therefore bears a portion of the expenses of those Underlying Funds. In addition, each Farmers Fund also has fund level operating expenses, which are currently capped by contract at an annual rate of 1.00% and 1.75% of average daily net assets attributable to the Class A and Class B shares of each Farmers Fund, respectively. Class A and Class B shares of each Pathway Fund, through an agreement with ZSI, currently bear no fund level operating expenses other than distribution expenses at an annual rate of 0.25% and 1.00% of average daily net assets attributable to the Class A and Class B shares of each Pathway Fund, respectively. Thus, if the Reorganizations are approved, shareholders of each Farmers Fund will benefit from lower total fund level operating expenses as shareholders of a corresponding Pathway Fund. See "Comparison of Expenses" below.

     o EXPANDED EXCHANGE PRIVILEGES. The shareholders of the Pathway Funds are able to exchange into any fund in the Scudder Family of Funds ("Scudder Funds"), while shareholders of the Farmers Funds currently may exchange only into other Farmers Funds.

     o SIMILAR INVESTMENT OBJECTIVES AND POLICIES. The combined Funds will continue to allocate their assets among other mutual funds in proportions similar to the allocations of the applicable Farmers Fund. There are differences between the target allocations for each Farmers Fund and its corresponding Pathway Fund, as described below in "Investment Objectives, Policies and Restrictions of the Funds." As described below, the Pathway Funds may invest in a group of more than thirty Scudder Funds. The Farmers Funds may invest in a group of twelve funds, consisting of both Scudder Funds and funds that are not managed by ZSI.

     o TAX-FREE REORGANIZATION. It is a condition of each Reorganization that each Farmers Fund receive an opinion of tax counsel that the transaction would be a TAX-FREE transaction.

     For these  reasons,  as more fully  described  below  under  "The  Proposed
Transactions - Board Approval of the Proposed Transactions," the Board of Trustees, including the Independent Trustees, has concluded that:

     o each Reorganization is in the best interests of the applicable Farmers Fund and its shareholders; and

     o the interests of the existing shareholders of each Farmers Fund will not be diluted as a result of the Reorganization.

     Accordingly, the Board of Trustees unanimously recommends approval of the Plan effecting each Reorganization. If the Plan is not approved by a Farmers Fund, that Farmers Fund will continue in existence unless other action is taken by the Board of Trustees, which could include the liquidation of that Farmers Fund in a taxable transaction.

Investment Objectives, Policies and Restrictions of the Funds

     This Section will help you compare the investment objective and policies of each Farmers Fund with its corresponding Pathway Fund. Please be aware that this is only a summary. More complete information may be found in the Farmers Funds' and Pathway Funds' prospectuses.

   Farmers Income Portfolio - Scudder Pathway Series: Conservative Portfolio
                       ("Pathway Conservative Portfolio")

     The investment objectives, policies and restrictions of Farmers Income Portfolio and Pathway Conservative Portfolio are similar. Some differences do exist. The investment objective of Farmers Income Portfolio is to seek a high level of current income. The investment objective of Pathway Conservative Portfolio is to seek current income and, as a secondary objective, long-term growth of capital. There can be no assurance that either Fund will achieve its investment objective.

     Each Fund invests mainly in the securities of Underlying Funds. A significant difference in the Funds' investment policies is that the Pathway Conservative Portfolio may invest in a group of more than thirty Scudder Funds while the Farmers Income Portfolio may invest in a group of twelve funds, consisting of both Scudder Funds and funds that are not managed by ZSI. Farmers Income Portfolio and Pathway Conservative Portfolio invest different percentages of their assets in Underlying Funds with particular goals. Each Fund has a target allocation, which the portfolio managers use as a reference point in setting each Fund's actual allocation. While the actual allocation may vary, the portfolio managers expect that over the long term it will average out to be similar to that Fund's target allocation. Farmers Income Portfolio's target allocation is as follows: 97% of its total assets in bond funds and 3% of its total assets in money funds. The portfolio managers of Farmers Income Portfolio have the flexibility to adjust the allocation of the Fund's assets within the following ranges: investments in bond funds must account for between 80% and 100% of total assets and money funds must account for between 0% and 20% of total assets.

     Pathway Conservative Portfolio's target allocation is as follows: 60% of its total assets in bond funds and 40% of its total assets in equity funds. The portfolio managers of Pathway Conservative Portfolio have the flexibility to adjust the allocation of the Fund's assets within the following ranges: investments in bond funds must account for between 50% and 70% of total assets, of which no more than 20% of this allocation may be invested in high yield bond funds, and equity funds must account for between 30% and 50% of total assets, of which no more than 75% of this allocation may be invested in either all growth or all value funds. Within the allocation of Pathway Conservative Portfolio's assets in equity funds, the portfolio managers have the flexibility to invest between 0% and 10% of the Fund's total assets in international equity funds, but may not invest in funds that invest in emerging markets, and may invest between 0% and 5% of the Fund's total assets in small-cap stock equity funds. As a temporary defensive measure, each Fund may shift up to 100% of its assets into investments such as money market securities. This would mean that the Fund would not be pursuing its objective.

     The Funds are currently managed by different portfolio managers. The respective managers of both Funds regularly review the actual allocation of each respective Fund, and may adjust it in seeking to take advantage of current or expected market conditions or to manage risk. In making their allocation decisions for each respective Fund, the managers take a top-down approach, looking at the outlooks for various securities markets and segments of those markets. Based on the desired exposure to particular investments, the managers of the respective Funds then decide which funds to use as Underlying Funds and how much to invest in each Underlying Fund.

     Each Fund's Underlying Funds may use a range of investment styles, with those of Farmers Income Portfolio emphasizing high-grade bonds. The Underlying Funds of Farmers Income Portfolio can buy many types of income-producing securities, among them, corporate bonds of varying credit qualities and maturities, U.S. government and agency bonds, mortgage- and asset-backed securities, money market instruments, and others. The Underlying Funds of Pathway Conservative Portfolio can buy many types of securities, among them common stock of companies of any size, corporate bonds of varying credit quality, U.S. government and agency bonds, mortgage- and asset-backed securities, money market instruments, and others. Each Fund's Underlying Funds invest mainly in securities from U.S. issuers but may also invest in securities from foreign issuers.

     The Funds' investment restrictions (as such restrictions are set forth under "Investment Restrictions of the Portfolios" in each Fund's statement of additional information) are identical, except that, as noted above, Pathway Conservative Portfolio may invest only in Underlying Funds managed by ZSI while Farmers Income Portfolio has no such restriction. Investment restrictions of each Fund that are fundamental policies may not be changed without the approval of Fund shareholders, while non-fundamental policies may be changed by a Fund's Board without shareholder approval. Investors should refer to each Fund's statement of additional information for a more detailed description of that Fund's investment policies and restrictions.

                           Farmers Income with Growth
             Portfolio - Scudder Pathway Series: Moderate Portfolio
                         ("Pathway Moderate Portfolio")

     The investment objectives, policies and restrictions of Farmers Income with Growth Portfolio and Pathway Moderate Portfolio are similar. Some differences do exist. The investment objective of Farmers Income with Growth Portfolio is to seek current income and, as a secondary objective, long-term growth of capital. The investment objective of Pathway Moderate Portfolio is to seek a balance of current income and growth of capital. There can be no assurance that either Fund will achieve its investment objective.

     Each Fund invests mainly in the securities of Underlying Funds. A significant difference in the Funds' investment policies is that the Pathway Moderate Portfolio may invest in a group of more than thirty Scudder Funds while the Farmers Income with Growth Portfolio may invest in a group of twelve funds, consisting of both Scudder Funds and funds that are not managed by ZSI. Farmers Income with Growth Portfolio and Pathway Moderate Portfolio invest different percentages of their assets in Underlying Funds with particular goals. Each Fund has a target allocation, which the portfolio managers use as a reference point in setting each Fund's actual allocation. While the actual allocation may vary, the portfolio managers expect that over the long term it will average out to be similar to that Fund's target allocation. Farmers Income with Growth Portfolio's target allocation is as follows: 69% of its total assets in bond funds, 30% of its total assets in equity funds, and 1% of its total assets in money funds. The portfolio managers of Farmers Income with Growth Portfolio have the flexibility to adjust the allocation of the Fund's assets within the following ranges: investments in bond funds must account for between 60% and 80% of total assets; equity funds must account for between 20% and 40% of total assets; and money funds must account for between 0% and 15% of total assets.

     Pathway Moderate Portfolio's target allocation is as follows: 60% of its total assets in equity funds and 40% of its total assets in bond funds. The portfolio managers of Pathway Moderate Portfolio have the flexibility to adjust the allocation of the Fund's assets within the following ranges: investment in equity funds must account for between 50% and 70% of total assets, of which no more than 75% of this allocation may be invested in either all growth or all value funds, and bond funds must account for between 30% and 50% of total assets, of which no more than 20% of this allocation may be invested in high yield bond funds. Within the allocation of Pathway Moderate Portfolio's assets in equity funds, the portfolio managers have the flexibility to invest between 0% and 20% of the Fund's total assets in international equity funds, including up to 5% in equity funds that invest in emerging markets, and between 0% and 10% of the Fund's total assets in small-cap stock equity funds. As a temporary defensive measure, each Fund may shift up to 100% of its assets into investments such as money market securities. This would mean that the Fund would not be pursuing its objective.

     The Funds are currently managed by different portfolio managers. The respective managers of both Funds regularly review the actual allocation of each respective Fund, and may adjust it in seeking to take advantage of current or expected market conditions or to manage risk. In making their allocation decisions for each respective Fund, the managers take a top-down approach, looking at the outlooks for various securities markets and segments of those markets. Based on the desired exposure to particular investments, the managers of the respective Funds then decide which funds to use as Underlying Funds and how much to invest in each Underlying Fund.

     Each Fund's Underlying Funds may use a range of investment styles. These Underlying Funds can buy many types of securities, among them common stocks of companies of any size, corporate bonds of varying credit qualities and maturities, U.S. government and agency bonds, mortgage- and asset-backed securities, money market instruments, and others. Each Fund's Underlying Funds invest mainly in securities from U.S. issuers but may also invest in securities from foreign issuers.

The Funds' investment restrictions (as such restrictions are set forth under "Investment Restrictions of the Portfolios" in each Fund's statement of additional information) are identical, except that, as noted above, Pathway Moderate Portfolio may invest only in Underlying Funds managed by ZSI while Farmers Income with Growth Portfolio has no such restriction. Investment restrictions of each Fund that are fundamental policies may not be changed without the approval of Fund shareholders, while non-fundamental policies may be changed by a Fund's Board without shareholder approval. Investors should refer to each Fund's statement of additional information for a more detailed description of that Fund's investment policies and restrictions.

            Farmers Balanced Portfolio - Pathway Moderate Portfolio

     The investment objectives, policies and restrictions of Farmers Balanced Portfolio and Pathway Moderate Portfolio are similar. Some differences do exist. The investment objective of Farmers Balanced Portfolio is to seek a balance of current income and long-term growth of capital. The investment objective of Pathway Moderate Portfolio is to seek a balance of current income and growth of capital. There can be no assurance that either Fund will achieve its investment objective.

     Each Fund invests mainly in the securities of Underlying Funds. A significant difference in the Funds' investment policies is that the Pathway Moderate Portfolio may invest in a group of more than thirty Scudder Funds while the Farmers Balanced Portfolio may invest in a group of twelve funds, consisting of both Scudder Funds and funds that are not managed by ZSI. Farmers Balanced Portfolio and Pathway Moderate Portfolio invest different percentages of their assets in Underlying Funds with particular goals. Each Fund has a target allocation, which the portfolio managers use as a reference point in setting each Fund's actual allocation. While the actual allocation may vary, the portfolio managers expect that over the long term it will average out to be similar to that Fund's target allocation. Farmers Balanced Portfolio's target allocation is as follows: 49% of its total assets in bond funds, 50% of its total assets in equity funds, and 1% of its total assets in money funds. The portfolio managers of Farmers Balanced Portfolio have the flexibility to adjust the allocation of the Fund's assets within the following ranges: investments in bond funds must account for between 40% and 60% of total assets; equity funds must account for between 40% and 60% of total assets; and money funds must account for between 0% and 10% of total assets.

     Pathway Moderate Portfolio's target allocation is as follows: 60% of its total assets in equity funds and 40% of its total assets in bond funds. The portfolio managers of Pathway Moderate Portfolio have the flexibility to adjust the allocation of the Fund's assets within the following ranges: investment in equity funds must account for between 50% and 70% of total assets, of which no more than 75% of this allocation may be invested in either all growth or all value funds, and bond funds must account for between 30% and 50% of total assets, of which no more than 20% of this allocation may be invested in high yield bond funds. Within the allocation of Pathway Moderate Portfolio's assets in equity funds, the portfolio managers have the flexibility to invest between 0% and 20% of the Fund's total assets in international equity funds, including up to 5% in equity funds that invest in emerging markets, and between 0% and 10% of the Fund's total assets in small-cap stock equity funds. As a temporary defensive measure, each Fund may shift up to 100% of its assets into investments such as money market securities. This would mean that the Fund would not be pursuing its objective.

     The Funds are currently managed by different portfolio managers. The respective managers of both Funds regularly review the actual allocation of each respective Fund, and may adjust it in seeking to take advantage of current or expected market conditions or to manage risk. In making their allocation decisions for each respective Fund, the managers take a top-down approach, looking at the outlooks for various securities markets and segments of those markets. Based on the desired exposure to particular investments, the managers of the respective Funds then decide which funds to use as Underlying Funds and how much to invest in each Underlying Fund.

     Each Fund's Underlying Funds may use a range of investment styles. These Underlying Funds can buy many types of securities, among them common stocks of companies of any size, corporate bonds of varying credit qualities and maturities, U.S. government and agency bonds, mortgage- and asset-backed securities, money market instruments, and others. Each Fund's Underlying Funds invest mainly in securities from U.S. issuers but may also invest in securities from foreign issuers.

     The Funds' investment restrictions (as such restrictions are set forth under "Investment Restrictions of the Portfolios" in each Fund's statement of additional information) are identical, except that, as noted above, Pathway Moderate Portfolio may invest only in Underlying Funds managed by ZSI while Farmers Balanced Portfolio has no such restriction. Investment restrictions of each Fund that are fundamental policies may not be changed without the approval of Fund shareholders, while non-fundamental policies may be changed by a Fund's Board without shareholder approval. Investors should refer to each Fund's statement of additional information for a more detailed description of that Fund's investment policies and restrictions.

       Farmers Growth with Income Portfolio - Pathway Moderate Portfolio

     The investment objectives, policies and restrictions of Farmers Growth with Income Portfolio and Pathway Moderate Portfolio are similar. Some differences do exist. The investment objective of Farmers Growth with Income Portfolio is to seek long-term growth of capital and modest income. The investment objective of Pathway Moderate Portfolio is to seek a balance of current income and growth of capital. There can be no assurance that either Fund will achieve its investment objective.

     Each Fund invests mainly in the securities of Underlying Funds. A significant difference in the Funds' investment policies is that the Pathway Moderate Portfolio may invest in a group of more than thirty Scudder Funds while the Farmers Growth with Income Portfolio may invest in a group of twelve funds, consisting of both Scudder Funds and funds that are not managed by ZSI. Farmers Growth with Income Portfolio and Pathway Moderate Portfolio invest different percentages of their assets in Underlying Funds with particular goals. Each Fund has a target allocation, which the portfolio managers use as a reference point in setting each Fund's actual allocation. While the actual allocation may vary, the portfolio managers expect that over the long term it will average out to be similar to that Fund's target allocation. Farmers Growth with Income Portfolio's target allocation is as follows: 70% of its total assets in equity funds, 29% of its total assets in bond funds, and 1% of its total assets in money funds. The portfolio managers of Farmers Growth with Income Portfolio have the flexibility to adjust the allocation of the Fund's assets within the following ranges: investments in equity funds must account for between 60% and 80% of total assets; bond funds must account for between 20% and 40% of total assets; and money funds must account for between 0% and 10% of total assets.

     Pathway Moderate Portfolio's target allocation is as follows: 60% of its total assets in equity funds and 40% of its total assets in bond funds. The portfolio managers of Pathway Moderate Portfolio have the flexibility to adjust the allocation of the Fund's assets within the following ranges: investment in equity funds must account for between 50% and 70% of total assets, of which no more than 75% of this allocation may be invested in either all growth or all value funds, and bond funds must account for between 30% and 50% of total assets, of which no more than 20% of this allocation may be invested in high yield bond funds. Within the allocation of Pathway Moderate Portfolio's assets in equity funds, the portfolio managers have the flexibility to invest between 0% and 20% of the Fund's total assets in international equity funds, including up to 5% in equity funds that invest in emerging markets, and between 0% and 10% of the Fund's total assets in small-cap stock equity funds. As a temporary defensive measure, each Fund may shift up to 100% of its assets into investments such as money market securities. This would mean that each Fund would not be pursuing its objective.

     The Funds are currently managed by different portfolio managers. The respective managers of both Funds regularly review the actual allocation of each respective Fund, and may adjust it in seeking to take advantage of current or expected market conditions or to manage risk. In making their allocation decisions for each respective Fund, the managers take a top-down approach, looking at the outlooks for various securities markets and segments of those markets. Based on the desired exposure to particular investments, the managers of the respective Funds then decide which funds to use as Underlying Funds and how much to invest in each Underlying Fund.

     Each Fund's Underlying Funds may use a range of investment styles. These Underlying Funds can buy many types of securities, among them common stocks of companies of any size, corporate bonds of varying credit qualities and maturities, U.S. government and agency bonds, mortgage- and asset-backed securities, money market instruments, and others. Each Fund's Underlying Funds invest mainly in securities from U.S. issuers but may also invest in securities from foreign issuers.

     The Funds' investment restrictions (as such restrictions are set forth under "Investment Restrictions of the Portfolios" in each Fund's statement of additional information) are identical, except that, as noted above, Pathway Moderate Portfolio may invest only in Underlying Funds managed by ZSI while Farmers Growth with Income Portfolio has no such restriction. Investment restrictions of each Fund that are fundamental policies may not be changed without the approval of Fund shareholders, while non-fundamental policies may be changed by a Fund's Board without shareholder approval. Investors should refer to each Fund's statement of additional information for a more detailed description of that Fund's investment policies and restrictions.

               Farmers Growth Portfolio - Scudder Pathway Series:
                 Growth Portfolio ("Pathway Growth Portfolio")

     The investment objectives, policies and restrictions of Farmers Growth Portfolio and Pathway Growth Portfolio are similar. Some differences do exist. The investment objective of each Fund is to seek long-term growth of capital. There can be no assurance that either Fund will achieve its investment objective.

     Each Fund invests mainly in the securities of Underlying Funds. A significant difference in the Funds' investment policies is that the Pathway Growth Portfolio may invest in a group of more than thirty Scudder Funds while the Farmers Growth Portfolio may invest in a group of twelve funds, consisting of both Scudder Funds and funds that are not managed by ZSI. Farmers Growth Portfolio and Pathway Growth Portfolio invest different percentages of their assets in Underlying Funds with particular goals. Each Fund has a target allocation, which the portfolio managers use as a reference point in setting each Fund's actual allocation. While the actual allocation may vary, the portfolio managers expect that over the long term it will average out to be similar to that Fund's target allocation. Farmers Growth Portfolio's target allocation is as follows: 99% of its total assets in equity funds and 1% of its total assets in money funds. The portfolio managers of Farmers Growth Portfolio have the flexibility to adjust the allocation of the Fund's assets within the following ranges: investments in equity funds must account for between 95% and 100% of total assets and money funds must account for between 0% and 5% of total assets.

     Pathway Growth Portfolio's target allocation is as follows: 85% of its total assets in equity funds and 15% of its total assets in bond funds. The portfolio managers of Pathway Growth Portfolio have the flexibility to adjust the allocation of the Fund's assets within the following ranges: investment in equity funds must account for between 75% and 95% of total assets, of which no more than 75% of this allocation may be invested in either all growth or all value funds, and bond funds must account for between 5% and 25% of total assets, of which no more than 20% of this allocation may be invested in high yield bond funds. Within the allocation of Pathway Growth Portfolio's assets in equity funds, the portfolio managers have the flexibility to invest between 0% and 30% of the Fund's total assets in international equity funds, including up to 10% in equity funds that invest in emerging markets, and between 0% and 20% of the Fund's total assets in small-cap stock equity funds. As a temporary defensive measure, each Fund may shift up to 100% of its assets into investments such as money market securities. This would mean that the Fund would not be pursuing its objective.

     The Funds are currently managed by different portfolio managers. The respective managers of both Funds regularly review the actual allocation of each respective Fund, and may adjust it in seeking to take advantage of current or expected market conditions or to manage risk. In making their allocation decisions for each respective Fund, the managers take a top-down approach, looking at the outlooks for various securities markets and segments of those markets. Based on the desired exposure to particular investments, the managers of the respective Funds then decide which funds to use as Underlying Funds and how much to invest in each Underlying Fund.

     Each Fund's Underlying Funds may use a range of investment styles, with those of Farmers Growth Portfolio emphasizing the growth component of their holdings. The Underlying Funds of Farmers Growth Portfolio can buy many types of securities, among them common stocks of companies of any size, money market instruments, and others. The Underlying Funds of Pathway Growth Portfolio can buy many types of securities, among them common stocks of companies of any size, corporate bonds of varying credit quality, U.S. government and agency bonds, mortgage- and asset-backed securities, money market instruments, and others. Each Fund's Underlying Funds invest mainly in securities from U.S. issuers but may also invest in securities from foreign issuers.

     The Funds' investment restrictions (as such restrictions are set forth under "Investment Restrictions of the Portfolios" in each Fund's statement of additional information) are identical, except that, as noted above, Pathway Growth Portfolio may invest only in Underlying Funds managed by ZSI while Farmers Growth Portfolio has no such restriction. Investment restrictions of each Fund that are fundamental policies may not be changed without the approval of Fund shareholders, while non-fundamental policies may be changed by a Fund's Board without shareholder approval. Investors should refer to each Fund's statement of additional information for a more detailed description of that Fund's investment policies and restrictions.

Portfolio  Turnover

     The portfolio turnover rate for each Pathway Fund, i.e., the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less), for the fiscal year ended August 31, 2000, along with the portfolio turnover rate for each Farmers Fund for the fiscal year ended April 30, 2000, is listed in the chart immediately below.

    Turnover Rates for the                           Turnover Rates for the
    Farmers Funds for the                             Pathway Funds for the
Fiscal Year Ended April 30, 2000                Fiscal Year ended August 31, 2000
--------------------------------                ---------------------------------
Farmers Income Portfolio ................ 59%   Pathway Conservative Portfolio ..... 26%
Farmers Income with Growth Portfolio .... 38%   Pathway Moderate Portfolio ......... 28%
Farmers Balanced Portfolio .............. 20%   Pathway Moderate Portfolio ......... 28%
Farmers Growth with Income Portfolio .... 56%   Pathway Moderate Portfolio ......... 28%
Farmers Growth Portfolio ................ 31%   Pathway Growth Portfolio ........... 27%

Performance

     The following tables show how the returns of each Farmers Fund and its corresponding Pathway Fund over different periods average out. For context, each table also includes broad-based market indices (which, unlike the Funds, do not have any fees or expenses). The performances of each Fund and the indices vary over time, and past performance is not necessarily indicative of future results. All figures assume reinvestment of dividends and distributions.

           Farmers Income Portfolio - Pathway Conservative Portfolio

                           Average Annual Total Return
                     for the Periods Ended December 31, 2000

                                                      Since           Since
                                    Past Year       Inception**     Inception***
                                    ---------       -----------     ------------
Farmers Income Portfolio
Class A ..........................    2.11%            1.16%
Class B ..........................    2.78%            1.80%
Pathway Conservative Portfolio
Class A* .........................   (3.08%)                           4.73%
Class B* .........................   (0.84%)                           5.05%
LBAB (1) .........................   11.63%            6.28%           6.78%
S&P 500 (2) ......................   (9.09%)           2.73%          16.26%
3-Month Treasury Bill ............    6.07%                            5.21%
MSCI EAFE (3) ....................  (14.16%)                           6.91%

------------

Class A performance is adjusted for maximum sales charge.

Class B performance is adjusted for maximum contingent deferred sales charge.

* Class A and Class B shares were not offered during the periods covered. Performance shown is for shares of Pathway Conservative Portfolio existing during the periods covered, adjusted to reflect the impact of the sales charges and distribution fees borne by Class A and Class B shares.

** Inception date of Farmers Income Portfolio is March 9, 1999. Index comparisons begin March 31, 1999.

*** Inception date of Pathway Conservative Portfolio is November 15, 1996. Index comparisons begin November 30, 1996.

(1) The Lehman Brothers Aggregate Bond (LBAB) Index is an unmanaged, market value-weighted measure of U.S. Treasury and agency securities, corporate bond issues and mortgage-backed securities.

(2) The Standard & Poor's 500 Composite Stock Price (S&P 500) Index is an unmanaged, capitalization-weighted index that includes 500 large-cap U.S. stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

(3) The MSCI EAFE Index is an unmanaged, capitalization-weighted measure of international stock markets.

       Farmers Income with Growth Portfolio - Pathway Moderate Portfolio

                           Average Annual Total Return
                     for the Periods Ended December 31, 2000

                                                       Since          Since
                                       Past Year    Inception**    Inception***
                                       ---------    -----------    ------------
Farmers Income with Growth Portfolio
Class A ............................     (2.61%)       3.96%
Class B ............................     (1.90%)       4.70%
Pathway Moderate Portfolio
Class A* ...........................     (8.47%)                      6.75%
Class B* ...........................     (6.16%)                      7.11%
LBAB (1) ...........................     11.63%        6.28%          6.78%
S&P 500 (2) ........................     (9.09%)       2.73%         16.26%
3-Month Treasury Bill ..............      6.07%                       5.21%
MSCI EAFE (3) ......................    (14.16%)                      6.91%
Russell 2000 (4) ...................     (3.03%)                      9.31%

------------

Class A performance is adjusted for maximum sales charge.

Class B performance is adjusted for maximum contingent deferred sales charge.

* Class A and Class B shares were not offered during the periods covered. Performance shown is for shares of Pathway Moderate Portfolio existing during the periods covered, adjusted to reflect the impact of the sales charges and distribution fees borne by Class A and Class B shares.

** Inception date of Farmers Income with Growth Portfolio is March 9, 1999. Index comparisons begin March 31, 1999.

*** Inception date of Pathway Moderate Portfolio is November 15, 1996. Index comparisons begin November 30, 1996.

(1) The Lehman Brothers Aggregate Bond (LBAB) Index is an unmanaged, market value-weighted measure of U.S. Treasury and agency securities, corporate bond issues and mortgage-backed securities.

(2) The Standard & Poor's 500 Composite Stock Price (S&P 500) Index is an unmanaged, capitalization-weighted index that includes 500 large-cap U.S. stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

(3) The MSCI EAFE Index is an unmanaged, capitalization-weighted measure of international stock markets.

(4) The Russell 2000 Index is an unmanaged measure of 2000 companies that typically have a market capitalization of less than $2 billion.

            Farmers Balanced Portfolio - Pathway Moderate Portfolio

                           Average Annual Total Return
                     for the Periods Ended December 31, 2000

                                                        Since          Since
                                        Past Year    Inception**    Inception***
                                        ---------    -----------    ------------
Farmers Balanced Portfolio
Class A ..............................    (5.71%)       1.80%
Class B ..............................    (4.21%)       2.74%
Pathway Moderate Portfolio
Class A* .............................    (8.47%)                       6.75%
Class B* .............................    (6.16%)                       7.11%
LBAB (1) .............................    11.63%        6.28%           6.78%
S&P 500 (2) ..........................    (9.09%)       2.73%          16.26%
3-Month Treasury Bill ................     6.07%                        5.21%
MSCI EAFE (3) ........................   (14.16%)                       6.91%
Russell 2000 (4) .....................    (3.03%)                       9.31%

------------

Class A performance is adjusted for maximum sales charge.

Class B performance is adjusted for maximum contingent deferred sales charge.

*    Class A and Class B shares  were not offered  during the  periods  covered.
     Performance shown is for shares of Pathway Moderate Portfolio existing during the periods covered, adjusted to reflect the impact of the sales charges and distribution fees borne by Class A and Class B shares.

** Inception date of Farmers Balanced Portfolio is March 9, 1999. Index comparisons begin March 31, 1999.

*** Inception date of Pathway Moderate Portfolio is November 15, 1996. Index comparisons begin November 30, 1996.

(1) The Lehman Brothers Aggregate Bond (LBAB) Index is an unmanaged, market value-weighted measure of U.S. Treasury and agency securities, corporate bond issues and mortgage-backed securities.

(2) The Standard & Poor's 500 Composite Stock Price (S&P 500) Index is an unmanaged, capitalization-weighted index that includes 500 large-cap U.S. stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

(3) The MSCI EAFE Index is an unmanaged, capitalization-weighted measure of international stock markets.

(4) The Russell 2000 Index is an unmanaged measure of 2000 companies that typically have a market capitalization of less than $2 billion.

       Farmers Growth with Income Portfolio - Pathway Moderate Portfolio

                           Average Annual Total Return
                     for the Periods Ended December 31, 2000

                                                        Since          Since
                                        Past Year    Inception**    Inception***
                                        ---------    -----------    ------------
Farmers Growth with Income Portfolio
Class A ..............................   (10.29%)      (1.22%)
Class B ..............................    (9.27%)      (0.35%)
Pathway Moderate Portfolio
Class A* .............................    (8.47%)                      6.75%
Class B* .............................    (6.16%)                      7.11%
LBAB (1) .............................    11.63%        6.28%          6.78%
S&P 500 (2) ..........................    (9.09%)       2.73%         16.26%
3-Month Treasury Bill ................     6.07%                       5.21%
MSCI EAFE (3) ........................   (14.16%)                      6.91%
Russell 2000 (4) .....................    (3.03%)                      9.31%

------------

Class A performance is adjusted for maximum sales charge.

Class B performance is adjusted for maximum contingent deferred sales charge.

*    Class A and Class B shares  were not offered  during the  periods  covered.
     Performance shown is for shares of Pathway Moderate Portfolio existing during the periods covered, adjusted to reflect the impact of the sales charges and distribution fees borne by Class A and Class B shares.

** Inception date of Farmers Growth with Income Portfolio is March 9, 1999. Index comparisons begin March 31, 1999.

*** Inception date of Pathway Moderate Portfolio is November 15, 1996. Index comparisons begin November 30, 1996.

(1) The Lehman Brothers Aggregate Bond (LBAB) Index is an unmanaged, market value-weighted measure of U.S. Treasury and agency securities, corporate bond issues and mortgage-backed securities.

(2) The Standard & Poor's 500 Composite Stock Price (S&P 500) Index is an unmanaged, capitalization-weighted index that includes 500 large-cap U.S. stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

(3) The MSCI EAFE Index is an unmanaged, capitalization-weighted measure of international stock markets.

(4) The Russell 2000 Index is an unmanaged measure of 2000 companies that typically have a market capitalization of less than $2 billion.

              Farmers Growth Portfolio - Pathway Growth Portfolio

                           Average Annual Total Return
                     for the Periods Ended December 31, 2000


                                                       Since           Since
                                    Past Year       Inception**     Inception***
                                    ---------       -----------     ------------
Farmers Growth Portfolio
Class A .........................   (13.98%)          (1.19%)
Class B .........................   (13.05%)          (0.34%)
Pathway Growth Portfolio
Class A* ........................   (11.90%)                           10.61%
Class B* ........................    (9.69%)                           10.97%
LBAB (1) ........................    11.63%            6.28%            6.78%
S&P 500 (2) .....................    (9.09%)           2.73%           16.26%
MSCI EAFE (3) ...................   (14.16%)                            6.91%
Russell 2000 (4) ................    (3.03%)                            9.31%

------------

Class A performance is adjusted for maximum sales charge.

Class B performance is
adjusted for maximum contingent deferred sales charge.

* Class A and Class B shares were not offered during the periods covered. Performance shown is for shares of Pathway Growth Portfolio existing during the periods covered, adjusted to reflect the impact of the sales charges and distribution fees borne by Class A and Class B shares.

** Inception date of Farmers Growth Portfolio is March 9, 1999. Index comparisons begin March 31, 1999.

*** Inception date of Pathway Growth Portfolio is November 15, 1996. Index comparisons begin November 30, 1996.

(1) The Lehman Brothers Aggregate Bond (LBAB) Index is an unmanaged, market value-weighted measure of U.S. Treasury and agency securities, corporate bond issues and mortgage-backed securities.

(2) The Standard & Poor's 500 Composite Stock Price (S&P 500) Index is an unmanaged, capitalization-weighted index that includes 500 large-cap U.S. stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

(3) The MSCI EAFE Index is an unmanaged, capitalization-weighted measure of international stock markets.

(4) The Russell 2000 Index is an unmanaged measure of 2000 companies that typically have a market capitalization of less than $2 billion.

     Total return for each Farmers Fund would have been lower for all periods shown in the tables above if the Investment Manager had not maintained each Farmers Fund's expenses since inception. In addition, total return for the Farmers Funds and the Pathway Funds would have been lower for all periods shown in the tables above if the Investment Manager had not maintained expenses of certain Underlying Funds during those periods.

     For management's discussion of each Pathway Fund's performance for the fiscal year ended August 31, 2000, please refer to Exhibit B attached hereto. Exhibit B presents information for the Pathway Funds prior to the creation of Class A and Class B shares. Farmers Fund shareholders should be aware that the performance discussion and data in Exhibit B has not been adjusted to reflect the impact of the sales charges and distribution fees borne by Class A and Class B shares, which would reduce performance.

Investment Manager; Fees and Expenses

     Each Fund retains the investment management firm of ZSI, pursuant to separate contracts, to manage its daily investment and business affairs, subject to the policies established by each Fund's Trustees. ZSI is a Delaware corporation located at Two International Place, Boston, Massachusetts 02110-4103.

     The Investment Manager receives a fee for its services pursuant to its investment management agreement with each Farmers Fund. For these services, each Farmers Fund pays the Investment Manager a fee at an annual rate of 0.75% of the average daily net assets of each class of the Farmers Funds payable monthly. As of April 30, 2000, the total net assets for Farmers Income Portfolio were $106,712, for Farmers Income with Growth Portfolio were $870,103, for Farmers Balanced Portfolio were $1,363,832, for Farmers Growth with Income Portfolio were $1,084,360 and for Farmers Growth Portfolio were $2,463,887. For the fiscal year ended April 30, 2000, each class of the Farmers Funds paid the Investment Manager a fee of 0.75% of its average daily net assets. Shareholders pay no direct charges or fees for investment management or other services. The Investment Manager also receives management fees for managing certain of the Underlying Funds in which the Farmers Funds invest.

     The Investment Manager has agreed not to be paid a management fee for performing its services for the Pathway Funds. The Investment Manager does receive management fees for managing the Underlying Funds in which each of the Pathway Funds invest. Each Pathway Fund and Farmers Fund, as shareholders of the Underlying Funds in which they invest, bear their proportionate share of fees and expenses paid by the Underlying Funds.

Administration  Agreement

     The Acquiring Trust, on behalf of each Pathway Fund, has entered into an administrative services agreement with ZSI (the "Administration Agreement"), pursuant to which ZSI provides or pays others to provide substantially all of the administrative services required by the Class A and Class B shares of each Pathway Fund (other than those provided by ZSI under its investment management agreement with the Pathway Funds). There is no fee currently payable by a Pathway Fund under the Administration Agreement. One effect of this arrangement is to make each Pathway Fund's future expense ratio more predictable. The details of this arrangement are set out below.

     Various service providers (the "Service Providers"), some of which are affiliated with ZSI, provide certain services to each Pathway Fund pursuant to separate agreements with each Pathway Fund. These Service Providers may differ from current Service Providers of each Farmers Fund. Scudder Fund Accounting Corporation, a subsidiary of ZSI, computes net asset value for each Pathway Fund and maintains its accounting records. Kemper Service Company, also a subsidiary of ZSI, is the transfer, shareholder servicing and dividend-paying agent for the Class A and Class B shares of each Pathway Fund. Scudder Trust Company, an affiliate of ZSI, provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. As custodian, State Street Bank and Trust Company holds the portfolio securities of each Pathway Fund, pursuant to a custodian agreement. Other Service Providers include the independent public accountants and legal counsel for each Pathway Fund.

     Under the Administration Agreement, each Service Provider provides the services to each Pathway Fund described above, except that ZSI pays these entities for the provision of their services to each Pathway Fund and pays most other fund expenses, including insurance, registration, printing and postage fees.

     The Administration Agreement will remain in effect with respect to the Class A and Class B shares for an initial term ending September 30, 2003, subject to earlier termination by the trustees that oversee each Pathway Fund. ZSI has also agreed to bear certain other expenses of the Pathway Funds that are not borne by ZSI under the Administration Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). In addition, each Pathway Fund pays any fees required by its investment management agreement with ZSI.

Comparison of Expenses

     The tables and examples below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Class A and Class B shares of each Pathway Fund, and compare these with the expenses of the Class A and Class B shares of the corresponding Farmers Fund. As indicated below, it is expected that the total expense ratio of each class of each Pathway Fund following the Reorganizations will be substantially lower than the current expense ratio for the corresponding classes of each corresponding Farmers Fund. The information is based on each Pathway Fund's expenses and average daily net assets during the twelve months ended September 30, 2000 and on each Farmers Fund's expenses and average daily net assets during the twelve months ended April 30, 2000. The information shown for each Pathway Fund also reflects the fees, expenses and examples for the combined Funds on a pro forma basis as of September 30, 2000, giving effect to the Reorganization.

           Farmers Income Portfolio - Pathway Conservative Portfolio
                        Shareholder Transaction Expenses

                                                          Maximum Sales             Maximum
                                                          Charge (Load)        Contingent Deferred
                                                           Imposed on           Sales Charge (Load)
                                                         Purchases (as a           (as a % of
FUND                                                   % of offering price)    redemption proceeds)
----                                                   --------------------    --------------------
Farmers Income Portfolio (Class A) ..................         5.00%                   None*
Pathway  Conservative  Portfolio  (Class A) .........         5.75%                   None*
Farmers Income Portfolio (Class B) ..................          None                  4.00%**
Pathway  Conservative  Portfolio (Class B) ..........          None                  4.00%**

------------
* Class A shares purchased under the Large Order NAV Purchase Privilege have a 1% contingent deferred sales charge if sold during the first year after purchase and 0.50% if sold during the second year after purchase.

** Contingent deferred sales charges on Class B shares sold during the first six years of ownership are 4% in the first year, 3% in the second and third year, 2% in the fourth and fifth year, and 1% in the sixth year.

                   Annual Fund Operating Expenses (Unaudited)
                    (as a percentage of average net assets)

                                                  Distri-
                                                   bution                     Total            Net
                                                   and/or                    Annual           Annual
                                       Manage-    Service                     Fund           Expense          Fund
                                        ment      (12b-1)     Other         Operating       Reimburse-      Operating
FUND                                    Fees       Fees     Expenses        Expenses           ment         Expenses
------                                ---------   -------   --------        ---------       ----------      ---------
Farmers Income Portfolio ...........     0.75%      0.25%     3.92%*           4.92%          3.92%**          1.00%
(Class A)

Pathway Conservative Portfolio .....      None      0.25%      None            0.25%              N/A            N/A
(Class A)

Farmers Income Portfolio ...........     0.75%      1.00%     3.92%*           5.67%          3.92%**          1.75%
(Class B)

Pathway Conservative Portfolio .....      None      1.00%      None            1.00%              N/A            N/A
(Class B)

------------

* Includes compensation and expenses of the Board of Trustees.

** By contract, compensation and expenses of the Board of Trustees are reimbursed by the Investment Manager until the Fund's assets reach $50,000,000.

     The range for the average weighted expense ratio borne by Farmers Income Portfolio in connection with its investments in the Underlying Funds is expected to be 0.43% to 0.87%. The range has been restated to reflect new fixed rate administrative fees for certain affiliated Underlying Funds. This information is provided as a range since the average assets of Farmers Income Portfolio invested in each of the Underlying Funds will fluctuate.

     The range for the average weighted expense ratio borne by Pathway Conservative Portfolio in connection with its investments in the Underlying Funds is expected to be 0.59% to 1.01%. The range has been restated to reflect new fixed rate administrative fees for certain affiliated Underlying Funds. This information is provided as a range since the average assets of Pathway Conservative Portfolio invested in each of the Underlying Funds will fluctuate.

Examples

     Based on the costs above (including both Fund and Underlying Fund fees and expenses), the following examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated and that each Fund bears the midpoint of the range of expenses expected to be borne by the Fund in connection with its investments in Underlying Funds (discussed above). The examples also assume that your investment has a 5% return each year, you reinvested all dividends and distributions, each Fund's operating expenses remain the same, and includes one year of reimbursed expenses for Farmers Income Portfolio in each period. The examples reflect the impact of the maximum applicable sales charges (although, as discussed below, no sales charges will be imposed on shares issued in the Reorganization). Expense examples for Class B shares assume conversion to Class A shares six years after purchase. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

     Expenses assuming you sold your shares at the end of each period:

FUND                                   1 year    3 years   5 years   10 years
------                                 ------    -------   -------   --------
Farmers Income Portfolio ............   $659      $1,747    $2,822    $5,457
(Class A)
Pathway Conservative Portfolio ......   $676        $890    $1,121    $1,784
(Class A)
Farmers Income Portfolio ............   $643      $1,823    $2,969    $5,494
(Class B)
Pathway Conservative Portfolio ......   $583        $866    $1,175    $1,738
(Class B)

     Expenses assuming you held your shares at the end of each period:

FUND                                   1 year    3 years    5 years   10 years
----                                   ------    -------    -------   -------
Farmers Income Portfolio ............   $659     $1,747     $2,822    $5,457
(Class A)
Pathway Conservative Portfolio ......   $676       $890     $1,121    $1,784
(Class A)
Farmers Income Portfolio ............   $243     $1,523     $2,769    $5,494
(Class B)
Pathway Conservative Portfolio ......   $183       $566       $975    $1,738
(Class B)

       Farmers Income with Growth Portfolio - Pathway Moderate Portfolio
                        Shareholder Transaction Expenses

                                       Maximum Sales               Maximum
                                       Charge (Load)         Contingent Deferred
                                         Imposed on          Sales Charge (Load)
                                      Purchases (as a           (as a % of
FUND                                % of offering price)    redemption proceeds)
-------                             --------------------    --------------------
Farmers Income with Growth
  Portfolio (Class A) ............         5.25%                   None*
Pathway Moderate Portfolio
(Class A) ........................         5.75%                   None*
Farmers Income with Growth
Portfolio (Class B) ..............          None                  4.00%**
Pathway Moderate Portfolio
(Class B) ........................          None                  4.00%**

------------

* Class A shares purchased under the Large Order NAV Purchase Privilege have a 1% contingent deferred sales charge if sold during the first year after purchase and 0.50% if sold during the second year after purchase.

** Contingent deferred sales charges on Class B shares sold during the first six years of ownership are 4% in the first year, 3% in the second and third year, 2% in the fourth and fifth year, and 1% in the sixth year.

                   Annual Fund Operating Expenses (Unaudited)
                    (as a percentage of average net assets)

                                                    Distri-
                                                     bution                    Total                            Net
                                                     and/or                    Annual                          Annual
                                     Manage-        Service                     Fund           Expense          Fund
                                      ment          (12b-1)     Other         Operating       Reimburse-      Operating
FUND                                  Fees           Fees     Expenses        Expenses           ment         Expenses
------                              ---------       -------   ---------       ---------       ----------      ---------
Farmers Income with
Growth Portfolio ..................   0.75%          0.25%      1.41%*           2.41%          1.41%**         1.00%
(Class A)
Pathway Moderate Portfolio ........   None           0.25%       None            0.25%            N/A            N/A
(Class A)
Farmers Income with
Growth Portfolio ..................   0.75%          1.00%      1.41%*           3.16%          1.41%**         1.75%
(Class B)
Pathway Moderate Portfolio ........   None           1.00%       None            1.00%            N/A            N/A
(Class B)

------------

* Includes compensation and expenses of the Board of Trustees.

** By contract, compensation and expenses of the Board of Trustees are reimbursed by the Investment Manager until the Fund's assets reach $50,000,000.

     The range for the average weighted expense ratio borne by Farmers Income with Growth Portfolio in connection with its investments in the Underlying Funds is expected to be 0.54% to 0.88%. The range has been restated to reflect new fixed rate administrative fees for certain affiliated Underlying Funds. This information is provided as a range since the average assets of Farmers Income with Growth Portfolio invested in each of the Underlying Funds will fluctuate.

     The range for the average weighted expense ratio borne by Pathway Moderate Portfolio in connection with its investments in the Underlying Funds is expected to be 0.73% to 1.11%. The range has been restated to reflect new fixed rate administrative fees for certain affiliated Underlying Funds. This information is provided as a range since the average assets of Pathway Moderate Portfolio invested in each of the Underlying Funds will fluctuate.

Examples

     Based on the costs above (including both Fund and Underlying Fund fees and expenses), the following examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated and that each Fund bears the midpoint of the range of expenses expected to be borne by the Fund in connection with its investments in Underlying Funds

(discussed above). The examples also assume that your investment has a 5% return each year, you reinvested all dividends and distributions, each Fund's operating expenses remain the same, and includes one year of reimbursed expenses for Farmers Income with Growth Portfolio in each period. The examples reflect the impact of the maximum applicable sales charges (although, as discussed below, no sales charges will be imposed on shares issued in the Reorganization). Expense examples for Class B shares assume conversion to Class A shares six years after purchase. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows: Expenses assuming you sold your shares at the end of each period:

FUND                                     1 year    3 years   5 years    10 years
----                                     ------    -------   -------    --------
Farmers Income with Growth
Portfolio ............................     $690     $1,312    $1,958     $3,682
(Class A)
Pathway Moderate Portfolio ...........     $687       $925    $1,182     $1,914
(Class A)
Farmers Income with Growth
Portfolio ............................     $649     $1,352    $2,073     $3,695
(Class B)
Pathway Moderate Portfolio ...........     $595       $903    $1,237     $1,869
(Class B)

     Expenses assuming you held your shares at the end of each period:

FUND                                       1 year    3 years   5 years    10 years
----                                       ------    -------   -------    --------
Farmers Income with Growth Portfolio ...    $690      $1,312    $1,958     $3,682
(Class A)
Pathway Moderate Portfolio .............    $687        $925    $1,182     $1,914
(Class A)
Farmers Income with Growth Portfolio ...    $249      $1,052    $1,873     $3,695
(Class B)
Pathway Moderate Portfolio .............    $195        $603    $1,037     $1,869
(Class B)

            Farmers Balanced Portfolio - Pathway Moderate Portfolio

                        Shareholder Transaction Expenses


                                                      Maximum Sales              Maximum
                                                      Charge (Load)         Contingent Deferred
                                                       Imposed on           Sales Charge (Load)
                                                     Purchases (as a           (as a % of
FUND                                               % of offering price)    redemption proceeds)
-------                                            --------------------    --------------------
Farmers Balanced Portfolio (Class A) ............          5.75%                   None*
Pathway Moderate Portfolio (Class A) ............          5.75%                   None*
Farmers Balanced Portfolio (Class B) ............           None                  4.00%**
Pathway Moderate Portfolio (Class B) ............           None                  4.00%**

------------

* Class A shares purchased under the Large Order NAV Purchase Privilege have a 1% contingent deferred sales charge if sold during the first year after purchase and 0.50% if sold during the second year after purchase.

** Contingent deferred sales charges on Class B shares sold during the first six years of ownership are 4% in the first year, 3% in the second and third year, 2% in the fourth and fifth year, and 1% in the sixth year.

                   Annual Fund Operating Expenses (Unaudited)
                    (as a percentage of average net assets)

                                                    Distri-
                                                     bution                    Total                            Net
                                                     and/or                    Annual                          Annual
                                     Manage-        Service                     Fund           Expense          Fund
                                      ment          (12b-1)     Other         Operating       Reimburse-      Operating
FUND                                  Fees           Fees     Expenses        Expenses           ment         Expenses
------                              ---------       -------   ---------       ---------       ----------      ---------
Farmers Balanced Portfolio            0.75%           0.25%     0.95%*           1.95%          0.95%**          1.00%
(Class A)
Pathway Moderate Portfolio             None           0.25%      None            0.25%            N/A             N/A
(Class A)
Farmers Balanced Portfolio            0.75%           1.00%     0.95%*           2.70%           0.95%**         1.75%
(Class B)
Pathway Moderate Portfolio             None           1.00%      None            1.00%            N/A             N/A
(Class B)

------------

* Includes compensation and expenses of the Board of Trustees.

** By contract, compensation and expenses of the Board of Trustees are reimbursed by the Investment Manager until the Fund's assets reach $50,000,000.

     The range for the average weighted expense ratio borne by Farmers Balanced Portfolio in connection with its investments in the Underlying Funds is expected to be 0.59% to 0.88%. The range has been restated to reflect new fixed rate administrative fees for certain affiliated Underlying Funds. This information is provided as a range since the average assets of Farmers Balanced Portfolio invested in each of the Underlying Funds will fluctuate.

     The range for the average weighted expense ratio borne by Pathway Moderate Portfolio in connection with its investments in the Underlying Funds is expected to be 0.73% to 1.11%. The range has been restated to reflect new fixed rate administrative fees for certain affiliated Underlying Funds. This information is provided as a range since the average assets of Pathway Moderate Portfolio invested in each of the Underlying Funds will fluctuate.

Examples

     Based on the costs above (including both Fund and Underlying Fund fees and expenses), the following examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated and that each Fund bears the midpoint of the range of expenses expected to be borne by the Fund in connection with its investments in Underlying Funds (discussed above). The examples also assume that your investment has a 5% return each year, you reinvested all dividends and distributions, each Fund's operating expenses remain the same, and includes one year of reimbursed expenses for Farmers Balanced Portfolio in each period. The examples reflect the impact of the maximum applicable sales charges (although, as discussed below, no sales charges will be imposed on shares issued in the Reorganization). Expense examples for Class B shares assume conversion to Class A shares six years after purchase. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:


     Expenses assuming you sold your shares at the end of each period:

FUND                                     1 year    3 years   5 years    10 years
----                                     ------    -------   -------    --------
Farmers Balanced Portfolio ............   $742     $1,277     $1,838     $3,358
(Class A)
Pathway Moderate Portfolio ............   $687       $925     $1,182     $1,914
(Class A)
Farmers Balanced Portfolio ............   $652     $1,268     $1,907     $3,333
(Class B)
Pathway Moderate Portfolio ............   $595       $903     $1,237     $1,869
(Class B)

     Expenses assuming you held your shares at the end of each period:

FUND                                     1 year    3 years   5 years    10 years
----                                     ------    -------   -------    --------
Farmers Balanced Portfolio ............   $742      $1,277    $1,838     $3,358
(Class A)
Pathway Moderate Portfolio ............   $687        $925    $1,182     $1,914
(Class A)
Farmers Balanced Portfolio ............   $252        $968    $1,707     $3,333
(Class B)
Pathway Moderate Portfolio ............   $195        $603    $1,037     $1,869
(Class B)


       Farmers Growth with Income Portfolio - Pathway Moderate Portfolio
                        Shareholder Transaction Expenses


                                       Maximum Sales               Maximum
                                       Charge (Load)         Contingent Deferred
                                         Imposed on          Sales Charge (Load)
                                      Purchases (as a           (as a % of
FUND                                % of offering price)    redemption proceeds)
-------                             --------------------    --------------------
Farmers Growth with Income
Portfolio (Class A) ...............         5.75%                  None*
Pathway Moderate
Portfolio (Class A) ...............         5.75%                  None*
Farmers Growth with Income
Portfolio (Class B) ...............          None                 4.00%**
Pathway Moderate
Portfolio (Class B) ...............          None                 4.00%**

------------

* Class A shares purchased under the Large Order NAV Purchase Privilege have a 1% contingent deferred sales charge if sold during the first year after purchase and 0.50% if sold during the second year after purchase.

** Contingent deferred sales charges on Class B shares sold during the first six years of ownership are 4% in the first year, 3% in the second and third year, 2% in the fourth and fifth year, and 1% in the sixth year.

                   Annual Fund Operating Expenses (Unaudited)
                    (as a percentage of average net assets)

                                                    Distri-
                                                     bution                    Total                            Net
                                                     and/or                    Annual                          Annual
                                     Manage-        Service                     Fund           Expense          Fund
                                      ment          (12b-1)     Other         Operating       Reimburse-      Operating
FUND                                  Fees           Fees     Expenses        Expenses           ment         Expenses
------                              ---------       -------   ---------       ---------       ----------      ---------
Farmers Growth with
Income Portfolio .................    0.75%          0.25%      1.18%*          2.18%           1.18%**         1.00%
(Class A)
Pathway Moderate Portfolio .......     None          0.25%       None           0.25%             N/A            N/A
(Class A)
Farmers Growth with
Income Portfolio .................    0.75%          1.00%      1.18%*          2.93%           1.18%**         1.75%
(Class B)
Pathway Moderate Portfolio              None         1.00%       None           1.00%             N/A            N/A
(Class B)

------------

* Includes compensation and expenses of the Board of Trustees.

** By contract, compensation and expenses of the Board of Trustees are reimbursed by the Investment Manager until the Fund's assets reach $50,000,000.

     The range for the average weighted expense ratio borne by Farmers Growth with Income Portfolio in connection with its investments in the Underlying Funds is expected to be 0.66% to 1.00%. The range has been restated to reflect new fixed rate administrative fees for certain affiliated Underlying Funds. This information is provided as a range since the average assets of Farmers Growth with Income Portfolio invested in each of the Underlying Funds will fluctuate.

     The range for the average weighted expense ratio borne by Pathway Moderate Portfolio in connection with its investments in the Underlying Funds is expected to be 0.73% to 1.11%. The range has been restated to reflect new fixed rate administrative fees for certain affiliated Underlying Funds. This information is provided as a range since the average assets of Pathway Moderate Portfolio invested in each of the Underlying Funds will fluctuate.

Examples

     Based on the costs above (including Fund and Underlying Fund fees and expenses), the following examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated and that each Fund bears the midpoint of the range of expenses expected to be borne by the Fund in connection with its investments in Underlying Funds

(discussed above). The examples also assume that your investment has a 5% return each year, you reinvested all dividends and distributions, each Fund's operating expenses remain the same, and includes one year of reimbursed expenses for Farmers Growth with Income Portfolio in each period. The examples reflect the impact of the maximum applicable sales charges (although, as discussed below, no sales charges will be imposed on shares issued in the Reorganization). Expense examples for Class B shares assume conversion to Class A shares six years after purchase. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:


     Expenses assuming you sold your shares at the end of each period:


FUND                                      1 year   3 years   5 years    10 years
----                                      ------   -------   -------    --------
Farmers Growth with Income Portfolio ...   $750    $1,347     $1,968     $3,632
(Class A)
Pathway Moderate Portfolio .............   $687      $925     $1,182     $1,914
(Class A)
Farmers Growth with Income Portfolio ...   $661    $1,341     $2,040     $3,612
(Class B)
Pathway Moderate Portfolio .............   $595      $903     $1,237     $1,869
(Class B)

     Expenses assuming you held your shares at the end of each period:

FUND                                      1 year   3 years   5 years    10 years
----                                      ------   -------   -------    --------
Farmers Growth with Income Portfolio ...   $750     $1,347    $1,968     $3,632
(Class A)
Pathway Moderate Portfolio .............   $687       $925    $1,182     $1,914
(Class A)
Farmers Growth with Income Portfolio ...   $261     $1,041    $1,840     $3,612
(Class B)
Pathway Moderate Portfolio .............   $195       $603    $1,037     $1,869
(Class B)

              Farmers Growth Portfolio - Pathway Growth Portfolio
                        Shareholder Transaction Expenses


                                            Maximum Sales               Maximum
                                            Charge (Load)         Contingent Deferred
                                             Imposed on          Sales Charge (Load)
                                           Purchases (as a           (as a % of
FUND                                     % of offering price)    redemption proceeds)
-------                                  --------------------    --------------------
Farmers Growth Portfolio (Class A)              5.75%                   None*
Pathway Growth Portfolio (Class A)              5.75%                   None*
Farmers Growth Portfolio (Class B)               None                  4.00%**
Pathway Growth Portfolio (Class B)               None                  4.00%**

------------

* Class A shares purchased under the Large Order NAV Purchase Privilege have a 1% contingent deferred sales charge if sold during the first year after purchase and 0.50% if sold during the second year after purchase.

** Contingent deferred sales charges on Class B shares sold during the first six years of ownership are 4% in the first year, 3% in the second and third year, 2% in the fourth and fifth year, and 1% in the sixth year.

                   Annual Fund Operating Expenses (Unaudited)
                    (as a percentage of average net assets)

                                                    Distri-
                                                     bution                    Total                            Net
                                                     and/or                    Annual                          Annual
                                     Manage-        Service                     Fund           Expense          Fund
                                      ment          (12b-1)     Other         Operating       Reimburse-      Operating
FUND                                  Fees           Fees     Expenses        Expenses           ment         Expenses
------                              ---------       -------   ---------       ---------       ----------      ---------
Farmers Growth Portfolio .........    0.75%           0.25%     0.66%*          1.66%           0.66%**         1.00%
(Class A)
Pathway Growth Portfolio .........     None           0.25%      None           0.25%             N/A            N/A
(Class A)
Farmers Growth Portfolio .........    0.75%           1.00%     0.66%*          2.41%           0.66%**         1.75%
(Class B)
Pathway Growth Portfolio .........     None           1.00%      None           1.00%             N/A            N/A
(Class B)

------------

*    Includes compensation and expenses of the Board of Trustees.

** By contract, compensation and expenses of the Board of Trustees are reimbursed by the Investment Manager until the Fund's assets reach
     $50,000,000.

     The range for the average  weighted  expense ratio borne by Farmers  Growth
Portfolio in connection with its investments in the Underlying Funds is expected to be 0.75% to 1.21%. The range has been restated to reflect new fixed rate administrative fees for certain affiliated Underlying Funds. This information is

                                       34

provided as a range since the average assets of Farmers Growth Portfolio invested in each of the Underlying Funds will fluctuate. The range for the average weighted expense ratio borne by Pathway Growth Portfolio in connection with its investments in the Underlying Funds is expected to be 0.47% to 1.22%.

     The range has been restated to reflect new fixed rate administrative fees for certain affiliated Underlying Funds. This information is provided as a range since the average assets of Pathway Growth Portfolio invested in each of the Underlying Funds will fluctuate.

Examples

Based on the  costs  above  (including  both Fund and  Underlying  Fund fees and expenses),  the following  examples are intended to help you compare the cost of investing in the Funds with the cost of investing  in other  mutual  funds.  The examples  assume  that you  invest  $10,000  in each  Fund for the time  periods indicated  and that  each  Fund  bears the  midpoint  of the  range of  expenses expected  to be  borne  by the  Fund  in  connection  with  its  investments  in
Underlying  Funds  (discussed   above).  The  examples  also  assume  that  your
investment  has  a 5%  return  each  year,  you  reinvested  all  dividends  and distributions,  each Fund's operating expenses remain the same, and includes one year of reimbursed  expenses for Farmers  Growth  Portfolio in each period.  The examples reflect the impact of the maximum  applicable sales charges  (although, as discussed  below,  no sales  charges will be imposed on shares  issued in the
Reorganization).  Expense examples for Class B shares assume conversion to Class
A shares six years after  purchase.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

     Expenses assuming you sold your shares at the end of each period:

FUND                                      1 year   3 years   5 years    10 years
----                                      ------   -------   -------    --------
Farmers Growth Portfolio ..............    $764     $1,289    $1,839     $3,332
(Class A)
Pathway Growth Portfolio ..............    $681       $905    $1,146     $1,838
(Class A)
Farmers Growth Portfolio ..............    $676     $1,281    $1,908     $3,307
(Class B)
Pathway Growth Portfolio ..............    $588       $882    $1,201     $1,793
(Class B)

                                       35

     Expenses assuming you held your shares at the end of each period:

FUND                                      1 year   3 years   5 years    10 years
----                                      ------   -------   -------    --------
Farmers Growth Portfolio ..............    $764     $1,289    $1,839     $3,332
(Class A)
Pathway Growth Portfolio ..............    $681       $905    $1,146     $1,838
(Class A)
Farmers Growth Portfolio ..............    $276       $981    $1,708     $3,307
(Class B)
Pathway Growth Portfolio ..............    $188       $582    $1,001     $1,793
(Class B)


Distribution and Services Fees

     Pursuant to a shareholder services and distribution agreement with the Acquiring Trust, Kemper Distributors, Inc. ("KDI"), 222 South Riverside Plaza,
Chicago, Illinois 60606, an affiliate of the Investment Manager, serves as principal underwriter and distributor of the Class A and Class B shares of the Pathway Funds and acts as agent of each Pathway Fund in the continuous offering of its shares. KDI also provides execution services for the Pathway Funds in connection with the purchase of Underlying Fund shares and receives compensation of up to 1% of the purchase price of such shares from the Underlying Funds' underwriters in connection therewith.

     Each Pathway Fund has adopted a substantially similar shareholder services and distribution plan on behalf of Class A and Class B shares in accordance with Rule 12b-1 (the "12b-1 Plan") under the Investment Company Act of 1940, as amended (the "1940 Act"). The 12b-1 Plan provides for fees payable as expenses of the Class A and Class B shares that are used by KDI to pay for services for Class A shares and services and distribution for Class B shares. Each fee is payable monthly to KDI at an annual rate of 0.25% and 1.00% of average daily net assets attributable to the Class A and Class B shares of each Pathway Fund, respectively. KDI may engage other firms to provide information and shareholder services for shareholders of each Pathway Fund. KDI may pay each such firm a service fee at an annual rate of up to 0.25% of net assets of the Class A and Class B shares maintained and serviced by the firm.

Purchases,  Exchanges and Redemptions

     The procedures for purchases, exchanges and redemptions of Class A and Class B shares of the Pathway Funds are identical to those of the Farmers Funds.
Each Pathway Fund has a maximum initial sales charge of 5.75% on Class A shares.
Class A shares of Farmers  Income  Portfolio  and  Farmers  Income  with  Growth
Portfolio have maximum initial sales charges of 5.00% and 5.25%,

                                       36

respectively, while Class A shares of the other Farmers Funds have a maximum initial sales charge of 5.75%. Shareholders who purchase $1 million or more of Class A shares pay no initial sales charge but may have to pay a contingent deferred sales charge (a "CDSC") of up to 1.00% if the shares are sold within 2 years of the date on which they were purchased. Class B shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption, depending on the length of time the shares are held. The CDSC begins at 4.00% for shares sold in the first year, declines to 1.00% in the sixth year and is eliminated after the sixth year. After six years, Class B shares automatically convert to Class A shares.

     Class A and Class B shares of the Pathway Funds received in the Reorganizations will be issued at net asset value, without a sales charge, and no CDSC will be imposed on any shares of the Farmers Funds exchanged for corresponding shares of the Pathway Funds in the Reorganizations. However, following the Reorganizations, any CDSC that applies to shares of the Farmers
Funds will continue to apply to shares of the corresponding Pathway Funds received in the Reorganizations, using the original purchase date for such shares to calculate the holding period, rather than the date such shares are received in the Reorganizations.

     Services available to Class A and Class B shareholders of Pathway Funds are identical to those available to shareholders of the Farmers Funds and include the purchase and redemption of shares through an automated telephone system and over the Internet, telephone redemptions and reinvestment privileges. In addition, as noted above, unlike shareholders of the Farmers Funds, shareholders of Pathway Funds may exchange their shares into most other Scudder Funds that offer Class A and Class B shares. Please see the Pathway Funds' prospectus for additional information.

Dividends and Other Distributions

     Pathway Conservative Portfolio,  Pathway Moderate Portfolio, Farmers Income
Portfolio, Farmers Income with Growth Portfolio and Farmers Balanced Portfolio intend to declare dividends from their net investment income and distribute them quarterly. Farmers Growth with Income Portfolio and Farmers Growth Portfolio intend to declare dividends from their net investment income and distribute them in November or December of each year. Pathway Growth Portfolio intends to declare dividends from its net investment income and distribute them in December of each year. Each Fund intends to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in November or December of each year. An additional distribution may be made if necessary. Dividends and distributions of each Fund will be invested in additional

                                       37

shares of the same class of that Fund at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash. For retirement plans, reinvestment is the only option.

     If the Plan is  approved by a Farmers  Fund's  shareholders,  that  Farmers
Funds will pay its shareholders a distribution of all undistributed net investment income and undistributed realized net capital gains immediately prior to the Closing.

Tax Consequences

As a condition to each Reorganization, each Pathway Fund and Farmers Fund will have received an opinion of Willkie Farr & Gallagher in connection with the Reorganization, to the effect that, based upon certain facts, assumptions and representations, each Reorganization will constitute a tax-free reorganization within the meaning of section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). If a Reorganization constitutes a tax-free reorganization, no gain or loss will be recognized by the Farmers Funds or their shareholders as a direct result of the Reorganization. See "The Proposed Transactions - Federal
Income Tax Consequences" below.

II.  PRINCIPAL  RISK FACTORS

           Farmers Income Portfolio - Pathway Conservative Portfolio

     Because of their similar investment objectives, policies and strategies, the types of principal risks presented by Pathway Conservative Portfolio are similar to those presented by Farmers Income Portfolio. Some differences do exist. The main risks applicable to each Fund stem from investments in the Underlying Funds and include, among others, market risk, credit risk, interest rate risk and risk associated with exposure to foreign markets. Unlike Farmers
Income Portfolio, Pathway Conservative Portfolio has equity fund exposure in its target allocation, including exposure to international equity funds, and therefore Pathway Conservative Portfolio has a greater level of equity market risk and risk associated with exposure to foreign markets. The Funds are not insured or guaranteed by the FDIC or any other government agency. Share prices will go up and down, so be aware that you could lose money.

       Farmers Income with Growth Portfolio - Pathway Moderate Portfolio

     Because of their similar investment objectives, policies and strategies, the types of principal risks presented by Pathway Moderate Portfolio are similar to those presented by Farmers Income with Growth Portfolio. Some differences do exist. The main risks applicable to each Fund stem from investments in the Underlying Funds and include, among others, market risk, credit risk, interest rate

                                       38

risk and risk  associated  with exposure to foreign  markets.  Pathway  Moderate
Portfolio has  substantially  greater  equity fund exposure than Farmers  Income
with  Growth  Portfolio  in  its  target   allocation,   including  exposure  to
international  equity funds,  and  therefore  Pathway  Moderate  Portfolio has a greater level of equity market risk and risk associated with exposure to foreign markets.  The  Funds  are not  insured  or  guaranteed  by the FDIC or any other government agency.  Share prices will go up and down, so be aware that you could lose money.

            Farmers Balanced Portfolio - Pathway Moderate Portfolio

     Because of their similar investment objectives, policies and strategies, the types of principal risks presented by Pathway Moderate Portfolio are similar to those presented by Farmers Balanced Portfolio. The main risks applicable to each Fund stem from investments in the Underlying Funds and include, among others, market risk, credit risk, interest rate risk and risk associated with exposure to foreign markets. The Funds are not insured or guaranteed by the FDIC or any other government agency. Share prices will go up and down, so be aware that you could lose money.

       Farmers Growth with Income Portfolio - Pathway Moderate Portfolio

     Because of their similar investment objectives, policies and strategies, the types of principal risks presented by Pathway Moderate Portfolio are similar to those presented by Farmers Growth with Income Portfolio. The main risks applicable to each Fund stem from investments in the Underlying Funds and include, among others, market risk, credit risk, interest rate risk and risk associated with exposure to foreign markets. The Funds are not insured or guaranteed by the FDIC or any other government agency. Share prices will go up and down, so be aware that you could lose money.

              Farmers Growth Portfolio - Pathway Growth Portfolio

     Because of their similar investment objectives, policies and strategies, the types of principal risks presented by Pathway Growth Portfolio are similar to those presented by Farmers Growth Portfolio. Some differences do exist. The main risks applicable to each Fund stem from investments in the Underlying Funds and include, among others, market risk and risk associated with exposure to foreign markets. Unlike Farmers Growth Portfolio, Pathway Growth Portfolio has bond fund exposure in its target allocation, and therefore Pathway Growth
Portfolio may be subject to a higher level of interest rate risk. The Funds are not insured or guaranteed by the FDIC or any other government agency. Share prices will go up and down, so be aware that you could lose money.

                                       39

                           * * * * * * * * * * * * *

     For a further discussion of the investment techniques and risk factors applicable to each Fund, see "Investment Objectives, Policies and Restrictions of the Funds" above, and the prospectuses and statements of additional information for the Funds.

III. THE PROPOSED TRANSACTIONS

Description of the Plan

     As stated above, the Plan provides for the transfer of all or substantially all of the assets of each Farmers Fund to its corresponding Pathway Fund in exchange for that number of full and fractional Class A and Class B shares having an aggregate net asset value equal to the aggregate net asset value of the shares of the corresponding classes of the Farmers Fund as of the close of business on the Valuation Date. Each Pathway Fund will assume all of the liabilities of its corresponding Farmers Fund. Each Farmers Fund will distribute the Class A and Class B shares received in the exchange to the shareholders of that Farmers Fund in complete liquidation of the Farmers Fund. Each Farmers Fund will then be terminated.

     Upon completion of the Reorganization, each shareholder of a Farmers Fund will own that number of full and fractional Class A and Class B shares having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the corresponding class held in that Farmers Fund as of the close of business on the Valuation Date. Such shares will be held in an account with the Pathway Fund identical in all material respects to the account currently maintained by the Farmers Fund for such shareholder. In the interest of economy and convenience, Class A and Class B shares issued to Farmers Funds' shareholders in the Reorganizations will be in uncertificated form. If Class A or Class B shares of the Farmers Funds are represented by certificates prior to the Closing, such certificates should be returned to the Farmers Funds' shareholder servicing agent. Any Class A and Class B shares of the Pathway Funds distributed in the Reorganizations to shareholders in exchange for certificated shares of the Farmers Funds may not be transferred, exchanged or redeemed without delivery of such certificates.

     Until the Closing, shareholders of the Farmers Funds will continue to be able to redeem their shares at the net asset value next determined after receipt by Farmers Funds' transfer agent of a redemption request in proper form.
Redemption and purchase requests received on or after the Valuation Date by the transfer agent will be treated as requests received for the redemption or purchase

                                       40

of Class A or Class B shares of the applicable Pathway Fund received by the shareholder in connection with each Reorganization.

     The obligations of each Trust on behalf of the respective Funds under the Plan are subject to various conditions, as stated therein. Among other things, the Plan requires that all filings be made with, and all authority be received from, the SEC and state securities commissions as may be necessary in the opinion of counsel to permit the parties to carry out the transactions contemplated by the Plan. Each Fund is in the process of making the necessary filings. To provide for unforeseen events, the Plan may be terminated: (i) by the mutual agreement of the parties; (ii) by either party if the Closing has not occurred by June 1, 2001, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party has materially breached its obligations under the Plan or made a material misrepresentation in the Plan or in connection with the Reorganizations. The Plan may also be amended by mutual agreement in writing. However, no amendment may be made following the Meeting if such amendment would have the effect of changing the provisions for determining the number of shares of each Pathway Fund to be issued to its corresponding Farmers Fund in the Plan to the detriment of the Farmers Funds' shareholders without their approval. For a complete description of the terms and conditions of each Reorganization, please refer to the Plan at Exhibit A.

Board  Approval  of  the  Proposed Transactions

     ZSI  presented   the   Reorganizations   to  the  Trustees   based  on  its
determination that the investment  portfolios offered through the Acquired Trust as presently  configured had been unable to achieve an efficient operating size, and in ZSI's  judgment  were  unlikely to do so as  currently  structured.  As a result, ZSI proposed, and the Trustees considered,  the merger of each portfolio of the  Acquired  Trust  with and into a Pathway  Fund with  similar  investment objectives and policies.  The Independent Trustees of the Farmers Funds reviewed the potential  implications  of these proposals for each Farmers Fund. They were assisted in this review by their  independent  legal counsel and by  independent consultants  with  special  expertise  in  financial  and mutual  fund  industry matters.

     Following the conclusion of this process, the Board of each Farmers Fund, including the Independent Trustees of each Farmers Fund, approved the terms of the Reorganizations and certain related proposals. The Independent Trustees have also unanimously agreed to recommend that the Reorganizations be approved by each Farmers Fund's shareholders.

     In determining to recommend that the shareholders of each Farmers Fund approve the Reorganizations, the Board considered, among other factors: (a) the fees and expense ratios of the Funds, including comparisons between the expenses

                                       41

of each Farmers Fund and the estimated  operating expenses of each corresponding
Pathway Fund, and between the estimated operating expenses of each Pathway Fund and other mutual funds with similar investment objectives; (b) the terms and conditions of each Reorganization and whether a Reorganization would result in the dilution of shareholder interests; (c) the compatibility of each Farmers
Fund's and Pathway Fund's investment objectives, policies, restrictions and portfolios; (d) the service features available to shareholders of each Farmers
Fund and Pathway Fund; (e) prospects for each participating Pathway Fund to attract additional assets; (f) the tax consequences of each Reorganization on the relevant Farmers Fund, Pathway Fund and their respective shareholders; and
(g) the investment performance of each Farmers Fund and Pathway Fund.

     The Trustees also considered the impact of each Reorganization on the total expenses to be borne by shareholders of each Farmers Fund. As noted above under "Comparison of Expenses," the pro forma expense ratio for each combined Fund following the Reorganization is substantially lower than the current expense ratio for the relevant Farmers Fund. The Board also considered that the Reorganizations would permit the shareholders of each Farmers Fund to pursue similar investment goals in a larger fund. Finally, the Board considered the fact that ZSI would pay all costs associated with the proposed Reorganizations.


     Based on all of the foregoing, the Board concluded that each Farmers Fund's participation in the Reorganizations would be in the best interests of the Farmers Fund and would not dilute the interests of the Farmers Fund's shareholders. The Board of Trustees, including the Independent Trustees, unanimously recommends that shareholders of the Farmers Funds approve the Reorganizations.

Description  of the  Securities to Be Issued

     The Pathway Funds are series of the Acquiring Trust, a Massachusetts business trust established under a Declaration of Trust dated July 1, 1994, as amended. The Acquiring Trust's authorized capital consists of an unlimited number of shares of beneficial interest, par value $0.01 per share. The Trustees of the Acquiring Trust are authorized to divide the Acquiring Trust's shares into separate series. The Pathway Funds are the only three active series of the Acquiring Trust that the Board has created to date. The Trustees of the Acquiring Trust are also authorized to further divide the shares of the series of the Acquiring Trust into classes. The shares of the Pathway Funds are currently divided into five classes, Class S, Class AARP, Class A, Class B and
Class C. Although shareholders of different classes of a series have an interest in the same portfolio of assets, shareholders of different classes bear different expense levels because

                                       42

distribution costs and certain other expenses approved by the Trustees of the Pathway Funds are borne directly by the class incurring such expenses.

     Each share of each class of a Pathway Fund represents an interest in the Pathway Fund that is equal to and proportionate with each other share of that class of the Pathway Fund. Pathway Fund shareholders are entitled to one vote per share held on matters on which they are entitled to vote. In the areas of shareholder voting and the powers and conduct of the Trustees, there are no material differences between the rights of shareholders of the Farmers Funds and the rights of shareholders of the Pathway Funds.

Federal Income Tax Consequences

     Each Reorganization is conditioned upon the receipt by each Fund of an opinion from Willkie Farr & Gallagher substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the transfer to each Pathway Fund of all or substantially all of the assets of its corresponding Farmers Fund in exchange solely for Class A and Class B shares of the Pathway Fund and the assumption by the Pathway Fund of all of the liabilities of the Farmers Fund, followed by the distribution of such shares to the Farmers Fund's shareholders in exchange for their shares of Farmers Fund in complete liquidation of the Farmers Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Pathway Fund and Farmers Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Farmers Fund upon the transfer of all or substantially all of its assets to its corresponding Pathway Fund in exchange solely for Class A and Class B shares and the assumption by the Pathway Fund of all of the liabilities of the Farmers Fund or upon the distribution of the Class
A and Class B shares to shareholders of the Farmers Fund in exchange for their shares of the Farmers Fund; (iii) the basis of the assets of the Farmers Fund in the hands of the corresponding Pathway Fund will be the same as the basis of such assets of the Farmers Fund immediately prior to the transfer; (iv) the holding period of the assets of the Farmers Fund in the hands of the Pathway
Fund will  include the period  during which such assets were held by the Farmers
Fund; (v) no gain or loss will be recognized by the Pathway Fund upon the receipt of the assets of its corresponding Farmers Fund in exchange for Class A and Class B shares and the assumption by the Pathway Fund of all of the liabilities of the Farmers Fund; (vi) no gain or loss will be recognized by the shareholders of the Farmers Fund upon the receipt of the Class A and Class B shares solely in exchange for their shares of the Farmers Fund as part of the transaction; (vii) the basis of the Class A and Class B shares received by each shareholder of the Farmers Fund will be the same as the basis of the shares of the Farmers Fund exchanged therefor; and (viii) the holding period of Class A and

                                       43

Class B shares received by each shareholder of the Farmers Fund will include the holding period during which the shares of the Farmers Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Farmers
Fund were held as  capital  assets in the hands of such  shareholder  of Farmers
Fund.

     After the Closing, each Pathway Fund may dispose of certain securities received by it from a Farmers Fund in connection with the Reorganizations, which may result in transaction costs and capital gains.

     While the Farmers Funds are not aware of any adverse state or local tax consequences of the proposed Reorganizations, they have not requested any ruling or opinion with respect to such consequences and shareholders may wish to consult their own tax adviser with respect to such matters.

Expenses of the  Transaction

     ZSI has agreed to pay all expenses incurred in connection with the Reorganizations. The Independent Trustees of the Farmers Funds are not entitled to benefits under any pension or retirement plan. A one-time benefit will be provided to each Independent Trustee of the Farmers Funds who will not serve on the board of the Pathway Funds. Inasmuch as ZSI will also benefit from the administrative efficiencies of merging the Farmers Funds with and into the Pathway Funds, ZSI has agreed to pay the entire cost of this benefit, which is expected to be an amount equal to two times each non-continuing Independent
Trustee's annual compensation from the Farmers Funds, without giving effect to any fee waiver or deferral arrangements.

Legal  Matters

     Certain legal matters concerning the federal income tax consequences of the Reorganizations will be passed on by Willkie Farr & Gallagher, 787 Seventh
Avenue, New York, New York 10019. Certain legal matters concerning the issuance of shares of the Pathway Funds will be passed on by Dechert, Ten Post Office
Square-South, Boston, Massachusetts 02109.

Capitalization

     The following table shows on an unaudited basis the capitalization of Pathway Conservative Portfolio and Farmers Income Portfolio as of September 30,
2000  and  on a  pro  forma  basis,  as of  that  date,  giving  effect  to  the
Reorganization:

                                       44


                                           Pathway     Farmers
                                        Conservative    Income        Pro Forma       Pro Forma
                                         Portfolio     Portfolio     Adjustments    (Combined)(1)
                                        ------------   ---------     -----------    -------------
Net Asset Value
S Class .............................   $ 28,443,661                                $  28,443,661
AARP Shares .........................   $ 75,448,906                                $  75,448,906
Class A Shares ......................                  $ 287,115                         $287,115
Class B Shares ......................                  $  70,102                          $70,102
                                                                                    -------------
Total Net Assets ....................                                               $ 104,249,784
                                                                                    =============

Shares Outstanding
S Class .............................      2,336,452                                    2,336,452
AARP Shares .........................      6,196,137                                    6,196,137
Class A Shares ......................                     25,332        (1,740)            23,592
Class B Shares ......................                      6,184          (424)             5,760

Net Asset Value per Share
S Class .............................   $      12.17                                $       12.17
AARP Shares .........................   $      12.18                                $       12.18
Class A Shares ......................                  $   11.33                    $       12.17
Class B Shares ......................                  $   11.34                    $       12.17

------------

(1) Assumes the Reorganization had been consummated on September 30, 2000, and is for informational purposes only. No assurance can be given as to how many shares of Pathway Conservative Portfolio will be received by the shareholders of Farmers Income Portfolio on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Pathway Conservative Portfolio that actually will be received on or after such date.

     The following table shows on an unaudited basis the capitalization of Pathway Moderate Portfolio, Farmers Income with Growth Portfolio, Farmers Balanced Portfolio and Farmers Growth with Income Portfolio as of September 30, 2000 and on a pro forma basis, as of that date, giving effect to the
Reorganizations:

                                                   Farmers                         Farmers
                                                   Income                          Growth           Pro
                                   Pathway          with          Farmers           with           Forma
                                  Moderate         Growth         Balanced         Income         Adjust-     Pro Forma
                                  Portfolio       Portfolio       Portfolio       Portfolio        ments    (Combined)(1)
                                  ----------      ---------       ---------       ---------       -------   -------------
Net Asset Value
S Class .......................  $251,643,694                                                                $251,643,694
Class A Shares ................                   $ 608,243      $  867,951      $   873,525                 $  2,349,719
Class B Shares ................                   $ 384,699      $1,148,062      $ 1,110,665                 $  2,643,426
                                                                                                             ------------
Total Net Assets ..............                                                                              $256,636,839
                                                                                                             ============
Shares Outstanding
S Class .......................    18,211,066                                                                  18,211,066
Class A Shares ................                      46,786          66,615           67,369     (10,747)         170,023
Class B Shares ................                      29,642          88,205           85,935     (12,507)         191,275

Net Asset Value per Share
S Class .......................  $      13.82                                                                $      13.82
Class A Shares ................                   $   13.00      $    13.03      $     12.97                 $      13.82
Class B Shares ................                   $   12.98      $    13.02      $     12.92                 $      13.82

------------

(1) Assumes the Reorganizations had been consummated on September 30, 2000, and is for informational purposes only. No assurance can be given as to how many shares of Pathway Moderate Portfolio will be received by the shareholders of Farmers Income with Growth Portfolio, Farmers Balanced Portfolio and Farmers Growth with Income Portfolio on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Pathway Moderate Portfolio that actually will be received on or after such date.

     The following table shows on an unaudited basis the capitalization of Pathway Growth Portfolio and Farmers Growth Portfolio as of September 30, 2000 and on a pro forma basis, as of that date, giving effect to the Reorganization:

                                   Pathway         Farmers
                                   Growth          Growth          Pro Forma       Pro Forma
                                  Portfolio       Portfolio       Adjustments     (Combined)(1)
                                  ---------       ---------       ------------    -------------
Net Asset Value
S Class ......................  $123,151,028                                     $ 123,151,028
AARP Shares ..................  $133,314,183                                     $ 133,314,183
Class A Shares ...............                   $2,755,302                      $   2,755,302
Class B Shares ...............                   $1,698,677                      $   1,698,677
                                                                                 -------------
Total Net Assets .............                                                   $ 260,919,190
                                                                                 =============
Shares Outstanding
S Class ......................     8,047,782                                         8,047,782
AARP Shares ..................     8,711,832                                         8,711,832
Class A Shares ...............                      204,709          (24,624)          180,085
Class B Shares ...............                      126,759          (15,734)          111,025

Net Asset Value per Share
S Class ......................  $      15.30                                     $       15.30
AARP Shares ..................  $      15.30                                     $       15.30
Class A Shares ...............                   $    13.46                      $       15.30
Class B Shares ...............                   $    13.40                      $       15.30

------------
(1) Assumes the Reorganization had been consummated on September 30, 2000, and is for informational purposes only. No assurance can be given as to how many shares of Pathway Growth Portfolio will be received by the shareholders of Farmers Growth Portfolio on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Pathway Growth Portfolio that actually will be received on or after such date.

     The Board of Trustees unanimously recommends that shareholders of each Farmers Fund vote FOR the Proposal that relates to the Reorganization of their Fund into a corresponding Pathway Fund.

                             ADDITIONAL INFORMATION

Information about the Funds

     Additional information about the Trusts, the Funds and the Reorganizations has been filed with the SEC and may be obtained without charge by writing to Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606-5808, or by calling 1-800-621-1048.

     The Trusts are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports, proxy material and other information about each of the Funds with the SEC. Such reports, proxy material and other information filed by the Acquiring Trust, and those filed by the Acquired Trust, can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the following SEC Regional Offices:
Northeast Regional Office, 7 World Trade Center, Suite 1300, New York, NY 10048; Southeast Regional Office, 1401 Brickell Avenue, Suite 200, Miami, FL 33131; Midwest Regional Office, Citicorp Center, 500 W. Madison Street, Chicago, IL 60661-2511; Central Regional Office, 1801 California Street, Suite 4800, Denver, CO 80202-2648; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036-3648. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates. The SEC maintains an Internet World Wide Web site (at http://www.sec.gov) which contains the prospectuses and statements of additional information for the Funds, materials that are incorporated by reference into the prospectuses and statements of additional information, and other information about the Trusts and the Funds.

Interests of Certain Persons

     The Investment Manager has a financial interest in the Reorganizations because it manages all of the Underlying Funds in which the Pathway Funds invest, but only certain of the Underlying Funds in which the Farmers Funds invest. Accordingly, the Investment Manager may benefit from increased fees as a result of the Reorganizations.

General

     Proxy Solicitation. Proxy solicitation costs will be considered Reorganization expenses and will be allocated accordingly. In addition to solicitation by mail, certain officers and representatives of the Acquired Trust, officers and employees of ZSI and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram or personally.

     Any shareholder of a Farmers Fund giving a proxy has the power to revoke it by mail (addressed to the Secretary at the principal executive office of the Farmers Funds, c/o Zurich Scudder Investments, Inc., at the address for Farmers Funds shown at the beginning of this Proxy Statement/Prospectus) or in person at the Meeting, by executing a superseding proxy or by submitting a notice of revocation to the applicable Farmers Fund. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy or, if no specification is made, in favor of each Proposal.

The presence at any shareholders' meeting, in person or by proxy, of the holders of one-third of the shares of a Farmers Fund entitled to be cast shall be necessary and sufficient to constitute a quorum for the transaction of business for that Farmers Fund. In the event that the necessary quorum to transact business or the vote required to approve any Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies with respect to that Proposal. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of a Farmers Fund's shares present in person or by proxy at the Meeting. The persons named as proxies will vote in favor of any such adjournment those proxies which they are entitled to vote in favor of that Proposal and will vote against any such adjournment those proxies to be voted against that Proposal. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" will be treated as shares that are present but which have not been voted. Broker non-votes are proxies received by Farmers Funds from brokers or nominees when the broker or nominee has neither received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter. Accordingly, shareholders are urged to forward their voting instructions promptly.

     Each Farmers Fund will vote separately on the Proposal relating to its reorganization into its corresponding Pathway Fund. Approval of a Proposal requires the affirmative vote of the holders of a majority of the applicable Farmers Fund's shares outstanding and entitled to vote thereon. Abstentions and broker non-votes will have the effect of a "no" vote on the applicable Proposal.

     Holders of record of the shares of each Farmers Fund at the close of business on January 10, 2001 will be entitled to one vote per share on all business of the Meeting. As of January 4, 2001 there were 30,422 Class A shares and 3,343 Class B shares of Farmers Income Portfolio outstanding; there were 61,822 Class A shares and 41,478 Class B shares of Farmers Income with Growth Portfolio outstanding; there were 91,744 Class A shares and 111,179 Class B shares of Farmers Balanced Portfolio outstanding; there were 128,820 Class A shares and 151,282 Class B shares of Farmers Growth with Income Portfolio outstanding; and there were 279,500 Class A shares and 250,999 Class B shares of Farmers Growth Portfolio outstanding.

     As of November 30, 2000, the officers and Trustees of the Acquired Trust as a group owned beneficially less than 1% of the outstanding shares of each class of each Farmers Fund and the officers and Trustees of the Acquiring Trust as a group owned beneficially less than 1% of the outstanding shares of each class of each Pathway Fund. The Appendix hereto sets forth the beneficial owners of more than 5% of each class of shares of each Farmers Fund and Pathway Fund. To the best of each Trust's knowledge, as of November 30, 2000, no person owned beneficially more than 5% of any class of shares of any Pathway Fund or Farmers Fund, except as stated on the Appendix.

     Shareholder Communications Corporation ("SCC") has been engaged to assist in the solicitation of proxies, at an estimated cost of $2,875, all of which will be borne by ZSI. As the Meeting date approaches, certain shareholders of Farmers Funds may receive a telephone call from a representative of SCC if their votes have not yet been received. Authorization to permit SCC to execute proxies may be obtained by telephonically transmitted instructions from shareholders of Farmers Funds. Proxies that are obtained telephonically will be recorded in accordance with the procedures described below. The Trustees believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

     In all cases where a telephonic proxy is solicited, the SCC representative is required to ask for each shareholder's full name and address, or the last four digits of the shareholder's social security or employer identification number, or both, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the SCC representative is required to ask for the person's title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to SCC, then the SCC representative has the responsibility to explain the process, read the Proposal on the proxy card(s), and ask for the shareholder's instructions on the Proposal. Although the SCC representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the Proxy Statement/Prospectus. SCC will record the shareholder's instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call SCC immediately if his or her instructions are not correctly reflected in the confirmation.

     If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy card(s) originally sent with the Proxy Statement/Prospectus or attend in person. Should shareholders require additional information regarding the proxy or replacement proxy card(s), they may contact SCC toll-free at 1-888-676-7706. Any proxy given by a shareholder is revocable until voted at the Meeting.

     Shareholder Proposals for Subsequent Meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a shareholder meeting subsequent to the Meeting, if any, should send their written proposals to the Secretary of the Acquired Trust, c/o Zurich Scudder Investments, Inc., 222 South

Riverside Plaza, Chicago, Illinois 60606, within a reasonable time before the solicitation of proxies for such meeting. The timely submission of a proposal does not guarantee its inclusion.

     Other Matters to Come Before the Meeting. The Board is not aware of any matters that will be presented for action at the Meeting other than the matters described in this material. Should any other matters requiring a vote of shareholders arise, the proxy in the accompanying form will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in accordance with their best judgment in the interest of the Acquired Trust and/or the applicable Farmers Fund.

     PLEASE  COMPLETE,  SIGN AND  RETURN THE  ENCLOSED  PROXY  CARD(S)  (OR TAKE
ADVANTAGE OF AVAILABLE TELEPHONIC VOTING PROCEDURES) PROMPTLY. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                                        By Order of the Board,

                                        /s/ John Millette

                                        John Millette
                                        Secretary

                         INDEX OF EXHIBITS AND APPENDIX


EXHIBIT A:     FORM OF AGREEMENT AND PLAN OF REORGANIZATION

EXHIBIT B:     MANAGEMENT'S DISCUSSION OF PATHWAY CONSERVATIVE PORTFOLIO'S,
               PATHWAY MODERATE PORTFOLIO'S AND PATHWAY GROWTH PORTFOLIO'S
               PERFORMANCE

APPENDIX:      BENEFICIAL OWNERS OF FUND SHARES

                                                                       EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this [ ] day of [ ], 2001, by and among Scudder Pathway Series (the "Acquiring Trust"), a Massachusetts business trust, on behalf of each of Scudder Pathway
Series: Conservative Portfolio, Scudder Pathway Series: Moderate Portfolio and Scudder Pathway Series: Growth Portfolio (each, an "Acquiring Fund" and collectively, the "Acquiring Funds"), each a separate series of the Acquiring Trust, Farmers Investment Trust (the "Acquired Trust" and, together with the Acquiring Trust, each a "Trust" and collectively the "Trusts"), a Massachusetts business trust, on behalf of each of Farmers Income Portfolio, Farmers Income with Growth Portfolio, Farmers Balanced Portfolio, Farmers Growth with Income Portfolio and Farmers Growth Portfolio (each, an "Acquired Fund" and collectively, the "Acquired Funds" and, together with an Acquiring Fund, each a "Fund" and collectively, the "Funds"), each a separate series of the Acquired Trust, and Zurich Scudder Investments, Inc. ("ZSI"), investment adviser to the Funds (for purposes of Paragraph 10.2 of the Agreement only). The principal place of business of the Acquiring Trust is Two International Place, Boston, Massachusetts 02110-4103. The principal place of business of the Acquired Trust is 222 South Riverside Plaza, Chicago, Illinois 60606.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganizations (each, a "Reorganization" and collectively, the "Reorganizations") will consist of the transfer of all or substantially all of the assets of each Acquired Fund to its corresponding Acquiring Fund in exchange solely for Class A and Class B voting shares of beneficial interest ($0.01 par value per share) of its corresponding Acquiring Fund (the "Acquiring Fund Shares") as set forth on Schedule A attached hereto, the assumption by each Acquiring Fund of all of the liabilities of its corresponding Acquired Fund and the distribution of the Acquiring Fund Shares to the Class A and Class B shareholders of each Acquired Fund in complete liquidation of each Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement. Notwithstanding anything to the contrary in this Agreement, the rights and obligations of each Acquired Fund, and the Acquired Trust with respect to that Acquired Fund, and each Acquiring Fund, and the Acquiring Trust with respect to that Acquiring Fund, are not contingent upon the satisfaction by any other Acquired Fund or Acquiring Fund, as applicable, of its obligations under this Agreement.

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF EACH ACQUIRED FUND TO ITS CORRESPONDING ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF EACH ACQUIRED FUND

     1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, each Acquired Fund agrees to transfer to its corresponding Acquiring Fund all or substantially all of the Acquired Fund's assets as set forth in section 1.2, and each Acquiring Fund agrees in exchange therefor (i) to deliver to its corresponding Acquired Fund that number of full and fractional Class A and Class B Acquiring Fund Shares determined by dividing the value of its corresponding Acquired Fund's assets net of any liabilities of each Acquired Fund with respect to the Class A and Class B shares of Acquired Fund, computed in the manner and as of the time and date set forth in section 2.1, by the net asset value of one Acquiring Fund Share of the corresponding class, computed in the manner and as of the time and date set forth in section 2.2; and (ii) to assume all of the liabilities of its corresponding Acquired Fund. All Acquiring Fund Shares delivered to the Acquired Funds shall be delivered at net asset value without a sales load, commission or other similar fee being imposed. Such transactions shall take place at the closing provided for in section 3.1 (the "Closing").

     1.2. The assets of each Acquired Fund to be acquired by its corresponding Acquiring Fund (the "Assets") shall consist of all assets, including, without limitation, all cash, cash equivalents, securities, commodities and futures interests and dividends or interest or other receivables that are owned by the Acquired Fund and any deferred or prepaid expenses shown on the unaudited statement of assets and liabilities of such Acquired Fund prepared as of the effective time of its respective Closing in accordance with generally accepted accounting principles ("GAAP") applied consistently with those of the Acquired Fund's most recent audited balance sheet. The Assets shall constitute at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by each Acquired Fund immediately before its respective Closing (excluding for these purposes assets used to pay the dividends and other distributions paid pursuant to section 1.4).

     1.3. Each Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date as defined in section 3.6.

     1.4. On or as soon as  practicable  prior to the Closing Date as defined in section 3.1, each Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

     1.5. Immediately after the transfer of Assets provided for in section 1.1, each Acquired Fund will distribute to such Acquired Fund's shareholders of record with respect to each class of its shares (the "Acquired Fund Shareholders"), determined as of the Valuation Time (as defined in section 2.1), on a pro rata basis within that class, the Acquiring Fund Shares of the same class received by such Acquired Fund pursuant to section 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished with respect to each class of each Acquired Fund by the transfer of the Acquiring Fund Shares then credited to the account of the applicable Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. Each Acquiring Fund shall have no obligation to inquire as to the validity, propriety or correctness of such records, but shall assume that such transaction is valid, proper and correct. The aggregate net asset value of Class A and Class B Acquiring Fund Shares to be so credited to the Class A and Class B Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the applicable Acquired Fund shares of the same class owned by such shareholders as of the Valuation Time. All issued and outstanding shares of each Acquired Fund will simultaneously be cancelled on the books of that Acquired Fund, although share certificates representing interests in Class A and Class B shares of each Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with section 2.3. The Acquiring Funds will not issue certificates representing Acquiring Fund Shares in connection with such exchange.

     1.6. Ownership of Acquiring Fund Shares will be shown on the books of each Acquiring Fund. Shares of each Acquiring Fund will be issued in the manner described in the Acquiring Funds' then-current prospectus and statement of additional information.

     1.7. Any reporting responsibility of each Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the applicable Acquired Fund.

     1.8. All books and records of each Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder, shall be available to its corresponding Acquiring Fund from and after its Closing Date and shall be turned over to its corresponding Acquiring Fund as soon as practicable following the Closing Date.

2.   VALUATION

     2.1. The value of the Assets shall be computed as of the close of regular trading on The New York Stock Exchange, Inc. (the "NYSE") on the business day immediately preceding the Closing Date, as defined in section 3.1 (the "Valuation Time") after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures set forth in the Acquiring Trust's Declaration of Trust, as amended, and thencurrent prospectus or statement of additional information, copies of which have been delivered to each Acquired Fund.

     2.2. The net asset value of a Class A and Class B Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Time using the valuation procedures referred to in section 2.1. Notwithstanding anything to the contrary contained in this Agreement, in the event that, as of the Valuation Time, there are no Class A and/or Class B
Acquiring Fund Shares issued and outstanding, then, for purposes of this Agreement, the per share net asset value of a Class A and/or Class B share, as applicable, shall be equal to the net asset value of one Class S Acquiring Fund Share.

     2.3. The number of the Class A and Class B Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Assets shall be determined with respect to each such class by dividing the value of the Assets with respect to Class A and Class B shares of the applicable Acquired Fund, as the case may be, determined in accordance with section 2.1 by the net asset value of an Acquiring Fund Share of the same class determined in accordance with section 2.2.

     2.4. All computations of value hereunder shall be made by or under the direction of each Fund's respective accounting agent, if applicable, in accordance with its regular practice and the requirements of the 1940 Act and shall be subject to confirmation by each Fund's respective independent accountants upon the reasonable request of the other Fund.

3.   CLOSING AND CLOSING DATE

     3.1. The Closing of the transactions contemplated by this Agreement shall be April 9, 2001, or such later date as the parties may agree in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously as of 9:00 a.m., Eastern time, on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of Dechert, Ten Post Office Square - South, Boston, MA 02109, or at such other place and time as the parties may agree.

     3.2. Each Acquired Fund shall deliver to its corresponding Acquiring Fund on the Closing Date a schedule of Assets. 3.3. State Street Bank and Trust Company ("State Street"), custodian for each Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets shall have been delivered in proper form to State Street, custodian for each Acquiring Fund, prior to or on the Closing Date and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Each Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the custodian for each Acquired Fund to the custodian for each Acquiring Fund for examination no later than five business days preceding the Closing Date and transferred and delivered by each Acquired Fund as of the Closing Date by each Acquired Fund for the account of its corresponding Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. Each Acquired Fund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and the custodian for its corresponding Acquiring Fund. The cash to be transferred by each Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

     3.4. Kemper Service Company, as transfer agent for each Acquired Fund, on behalf of each Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership (to three decimal places) of outstanding each Class A and Class B Acquired Fund shares owned by each such shareholder immediately prior to the Closing. Each Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to its corresponding Acquired Fund or provide evidence satisfactory to its corresponding Acquired Fund that such Acquiring Fund Shares have been credited to that Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

     3.5. In the event that immediately prior to the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of an Acquiring Fund or an Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board members of either party to this Agreement, accurate appraisal of the value of the net assets with respect to the Class A and Class B shares of an Acquiring Fund or an Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     3.6. The liabilities of each Acquired Fund shall include all of such Acquired Fund's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement including but not limited to any deferred compensation to such Acquired Fund's board members.

4.   REPRESENTATIONS  AND WARRANTIES

     4.1. The Acquired Trust, on behalf of each Acquired Fund, represents and warrants to the respective Acquiring Fund as follows:

          (a) The Acquired Trust is a voluntary association with transferable shares commonly referred to as a Massachusetts business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts with power under the Acquired Trust's Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted and, subject to approval of shareholders of the Acquired Fund, to carry out the Agreement. The Acquired Fund is a separate series of the Acquired Trust duly designated in accordance with the applicable provisions of the Acquired Trust's Declaration of Trust. The Acquired Trust and Acquired Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have material adverse effect on the Acquired Trust or Acquired Fund. The Acquired Fund has all material federal, state and local authorizations necessary to own all of the properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so so obtain would not have a material adverse effect on the Acquired Fund;

          (b) The Acquired Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquired Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

          (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

          (d) Other than with respect to contracts entered into in connection with the portfolio management of the Acquired Fund which shall terminate on or prior to the Closing Date, the Acquired Trust is not, and the execution, delivery and performance of this Agreement by the Acquired Trust will not result (i) in violation of Massachusetts law or of the Acquired Trust's Declaration of Trust, as amended, or By-Laws, (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound, or (iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquired Fund;

          (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any properties or assets held by it. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (f) The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the

     Acquired Fund at and for the fiscal year ended April 30, 2000, have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to its corresponding Acquiring Fund) present fairly, in all material respects, the financial position of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (g) Since April 30, 2000, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by Acquired Fund Shareholders shall not constitute a material adverse change;

          (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (i) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date;

          (j) All issued and outstanding shares of the Acquired Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Closing Date
     will  be,  duly  and  validly  issued  and  outstanding,   fully  paid  and
     non-assessable and not subject to preemptive or dissenter's rights (recognizing that, under Massachusetts law, Acquired Fund Shareholders, under certain circumstances, could be held personally liable for obligations of the Acquired Fund), and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of Kemper Service Company, as provided in section 3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares;

          (k) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to section 1.2 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquiring Fund has received notice at or prior to the Closing, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act and the 1940 Act, except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

          (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Acquired Trust, (including the determinations required by Rule 17a-8(a) under the 1940 Act), and, subject to the approval of the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (m) The information to be furnished by the Acquired Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc. (the "NASD")), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

          (n) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

          (o) The proxy statement of the Acquired Fund to be included in the Registration Statement referred to in section 5.7 (the "Proxy Statement"), insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date, (i) comply in all material respects with the provisions and Regulations of the 1933 Act, 1934 Act and 1940 Act, as applicable, and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Fund for use therein.

     4.2. The Acquiring Trust, on behalf of each Acquiring Fund, represents and warrants to the respective Acquired Fund as follows:

          (a) The Acquiring Trust is a voluntary association with transferable shares commonly referred to as a Massachusetts business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts with power under the Acquiring Trust's Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted and, subject to the approval of shareholders of the Acquired Fund, to carry out the Agreement. The Acquiring Fund is a separate series of the Acquiring Trust duly designated in accordance with the applicable provisions of the Acquiring Trust's Declaration of Trust. The Acquiring Trust and Acquiring Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have material adverse effect on the Acquiring Trust or Acquiring Fund. The Acquiring Fund has all material federal, state and local authorizations necessary to own all of the properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund;

          (b) The Acquiring Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquiring Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

          (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

          (d) The Acquiring Trust is not, and the execution, delivery and performance of this Agreement by the Acquiring Trust will not result (i) in violation of Massachusetts law or of the Acquiring Trust's Declaration of Trust, as amended, or By-Laws, (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound, or (iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquiring Fund;

          (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any properties or assets held by it. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (f) The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquiring Fund at and for the fiscal year ended August 31, 2000, have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquired Fund) present fairly, in all material respects, the financial position of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (g) Since August 31, 2000, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquired Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change;

          (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (i) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year including the Closing Date;

          (j) All issued and outstanding shares of the Acquiring Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws and (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and not subject to preemptive or dissenter's rights (recognizing that, under Massachusetts law, Acquiring Fund Shareholders, under certain circumstances, could be held personally liable for the obligations of the Acquiring Fund). The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund shares, nor is there outstanding any security convertible into any of the Acquiring Fund shares;

          (k) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Massachusetts law, Acquiring Fund Shareholders, under certain circumstances, could be held personally liable for the obligations of the Acquiring Fund);

          (l) At the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice at or prior to the Closing;

          (m) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Acquiring Trust (including the determinations required by Rule 17a-8(a) under the 1940 Act) and this Agreement will constitute a valid and binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (n) The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

          (o) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (p) The Proxy Statement to be included in the Registration Statement, only insofar as it relates to the Acquiring Fund, will, on the effective date of the Registration Statement and on the Closing Date, (i) comply in all material respects with the provisions and Regulations of the 1933 Act, 1934

     Act, and 1940 Act and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquired Fund for use therein; and (q) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary in order to continue its operations after the Closing Date.

5.  COVENANTS OF EACH  ACQUIRING  FUND AND EACH ACQUIRED FUND

     5.1. Each Acquiring Fund and each Acquired Fund covenants to operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that (a) such ordinary course of business will include (i) the declaration and payment of customary dividends and other distributions and (ii) such changes as are contemplated by the Funds' normal operations; and (b) each Fund shall retain exclusive control of the composition of its portfolio until the Closing Date. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect. Each Acquiring Fund and each Acquired Fund covenants and agrees to coordinate the respective portfolios of each Acquiring Fund and each Acquired Fund from the date of the Agreement up to and including the Closing Date in order that at Closing, when the Assets are added to each Acquiring Fund's portfolio, the resulting portfolio will meet the applicable Acquiring Fund's investment objective, policies and restrictions, as set forth in the Acquiring Funds' Prospectus, a copy of which has been delivered to each Acquired Fund.

     5.2. Upon reasonable notice, each Acquiring Fund's officers and agents shall have reasonable access to its corresponding Acquired Fund's books and records necessary to maintain current knowledge of its corresponding Acquired Fund and to ensure that the representations and warranties made by its corresponding Acquired Fund are accurate.

     5.3. Each Acquired Fund covenants to call a meeting of the Acquired Fund Shareholders entitled to vote thereon to consider and act upon this Agreement and to take all other reasonable action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than March 14, 2001.

     5.4. Each Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.5. Each Acquired Fund covenants that it will assist its corresponding Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

     5.6. Subject to the provisions of this Agreement, each Acquiring Fund and Acquired Fund will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.7. Each Fund covenants to prepare in compliance with the 1933 Act, the 1934 Act and the 1940 Act the Registration Statement on Form N-14 (the "Registration Statement") in connection with the meeting of the Acquired Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein. Each Acquiring Fund will file the Registration Statement, including the Proxy Statement, with the Commission. Each Acquired Fund will provide its corresponding Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the Proxy Statement referred to in section 4.1(o), all to be included in the Registration Statement, in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act.

     5.8. Each Acquired Fund covenants that it will, from time to time, as and when reasonably requested by its corresponding Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

     5.9. Each Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and 1940 Act, and such of the state securities laws as it deems appropriate in order to continue its operations after the Closing Date and to consummate the transactions contemplated herein; provided, however, that each Acquiring Fund may take such actions it reasonably deems advisable after the Closing Date as circumstances change.

     5.10. Each Acquiring Fund covenants that it will, from time to time, as and when reasonably requested by its corresponding Acquired Fund, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases, and other instruments, and will take or cause to be taken such further action, as its corresponding Acquired Fund may reasonably deem necessary or desirable in order to (i) vest and confirm to the Acquired Fund title to and possession of all Acquiring Fund shares to be transferred to the Acquired Fund pursuant to this Agreement and (ii) assume the liabilities from the Acquired Fund.

     5.11. As soon as reasonably practicable after the Closing, each Acquired Fund shall make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

     5.12. Each Acquiring Fund and each Acquired Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

     5.13. The intention of the parties is that each transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither the Trusts nor the Funds shall take any action, or cause any action to be taken
(including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of a transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, each Trust and each Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Willkie Farr & Gallagher to render the tax opinion contemplated herein in section 8.5.

     5.14. At or immediately prior to the Closing, each Acquired Fund may declare and pay to its stockholders a dividend or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRED FUND

     The obligations of each Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1. All representations and warranties of the Acquiring Trust, on behalf of each Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than an Acquired Fund, its adviser or any of their affiliates) against an Acquiring Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to an Acquiring Fund which an Acquiring Fund reasonably believes might result in such litigation.

     6.2. Each Acquiring Fund shall have delivered to its corresponding Acquired Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquired Trust, on behalf of the Acquired Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request.

     6.3. Each Acquired Fund shall have received on the Closing Date an opinion of Dechert, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that:

          (a) The Acquiring Trust has been duly formed and is an existing business trust; (b) the Acquiring Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Acquiring Fund's registration statement under the 1940 Act; (c) the Agreement has been duly authorized, executed and delivered by the Acquiring Trust, on behalf of the Acquiring Fund, and constitutes a valid and legally binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of the Agreement did not, and the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Acquiring Trust's Declaration of Trust, as amended, or By-laws; and (e) to the knowledge of such counsel, and without any independent investigation, (i) the Acquiring Trust is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Acquiring Trust, (ii) the Acquiring Trust is duly registered as an investment company with the Commission and is not subject to any stop order; and (iii) all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquiring Fund under the federal laws of the United States or the laws of

     The Commonwealth of Massachusetts for the exchange of the Acquired Fund's assets for Acquiring Fund Shares, pursuant to the Agreement have been obtained or made.


     The delivery of such opinion is conditioned upon receipt by Dechert of customary representations it shall reasonably request of each of the Acquiring Trust and the Acquired Trust, on behalf of each of the Acquiring Funds and the Acquired Funds, respectively.

     6.4. Each Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by each Acquiring Fund on or before the Closing Date.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND

     The obligations of each Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by its corresponding Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

     7.1. All representations and warranties of the Acquired Trust, on behalf of each Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than an Acquiring Fund, its adviser or any of their affiliates) against an Acquired Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to an Acquired Fund which an Acquired Fund reasonably believes might result in such litigation.

     7.2. Each Acquired Fund shall have delivered to its corresponding Acquiring Fund a statement of the Acquired Fund's assets and liabilities as of the Closing Date, certified by the Treasurer of the Acquired Fund.

     7.3. Each Acquired Fund shall have delivered to its corresponding Acquiring Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquiring Trust, on behalf of the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Trust with respect to the Acquired Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

     7.4. Each Acquiring Fund shall have received on the Closing Date an opinion of Dechert, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that:

          (a) The Acquired Trust has been duly formed and is an existing business trust; (b) the Acquired Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Acquired Trust's registration statement under the 1940 Act; (c) the Agreement has been duly authorized, executed and delivered by the Acquired Trust, on behalf of the Acquired Fund, and constitutes a valid and legally binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of the Agreement did not, and the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Acquired Trust's Declaration of Trust, as amended, or By-laws; and (e) to the knowledge of such counsel, and without any independent investigation, (i) the Acquired Trust is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Acquired Trust, (ii) the Acquired Trust is duly registered as an investment company with the Commission and is not subject to any stop order, and (iii) all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquired Fund under the federal laws of the United States or the laws of The Commonwealth of Massachusetts for the exchange of the Acquired Fund's assets for Acquiring Fund Shares, pursuant to the Agreement have been obtained or made.

     The delivery of such opinion is conditioned upon receipt by Dechert of customary representations it shall reasonably request of each of the Acquiring Trust and the Acquired Trust, on behalf of each of the Acquiring Funds and the Acquired Funds, respectively.

     7.5. Each Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by each Acquired Fund on or before the Closing Date.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND AND EACH ACQUIRED FUND

     If any of the conditions set forth below have not been met on or before the Closing Date with respect to each Acquired Fund or its corresponding Acquiring

Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1. This Agreement and the transactions contemplated herein, with respect to each Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of that respective Acquired Fund in accordance with the provisions of the Acquired Trust's Declaration of Trust, as amended, and By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to its corresponding Acquiring Fund. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor an Acquired Fund may waive the conditions set forth in this section 8.1.

     8.2. On the Closing Date, no action, suit or other proceeding shall be pending or to its knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by an Acquiring Fund or an Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of an Acquiring Fund or an Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

     8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5. The parties shall have received an opinion of Willkie Farr & Gallagher addressed to each of the Acquiring Funds and the Acquired Funds, in a form reasonably satisfactory to each such party to this Agreement, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the transfer to the Acquiring Fund of all or substantially all of the assets of the Acquired Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution of such shares to the Acquired Fund Shareholders in exchange for their shares of the Acquired Fund in complete liquidation of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and
the Acquired Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Acquired Fund upon the transfer of all or substantially all of its assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (iii) the basis of the assets of the Acquired Fund in the hands of the Acquiring Fund will be the same as the basis of such assets of the Acquired Fund immediately prior to the transfer; (iv) the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which such assets were held by the Acquired Fund; (v) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (vi) no gain or loss will be recognized by Acquired Fund Shareholders upon the receipt of the Acquiring Fund Shares solely in exchange for their shares of the Acquired Fund as part of the transaction;
(vii)  the  basis  of the  Acquiring  Fund  Shares  received  by  Acquired  Fund
Shareholders will be the same as the basis of the shares of the Acquired Fund exchanged therefor; and (viii) the holding period of Acquiring Fund Shares received by Acquired Fund Shareholders will include the holding period during which the shares of the Acquired Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Acquired Fund were held as capital assets in the hands of Acquired Fund Shareholders. The delivery of such opinion is conditioned upon receipt by Willkie Farr & Gallagher of representations it shall request of each of the Acquiring Trust and Acquired Trust. Notwithstanding anything herein to the contrary, neither the Acquiring Funds nor the Acquired Funds may waive the condition set forth in this section 8.5.

9.   INDEMNIFICATION

     9.1. Each Acquiring Fund agrees to indemnify and hold harmless its corresponding Acquired Fund and each of such Acquired Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquired Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

     9.2. Each Acquired Fund agrees to indemnify and hold harmless its corresponding Acquiring Fund and each of such Acquiring Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquiring Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.  FEES AND EXPENSES

     10.1. Each of the Acquiring Trust, on behalf of the Acquiring Funds, and the Acquired Trust, on behalf of the Acquired Funds, represents and warrants to the other that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

     10.2. ZSI will pay all the expenses in connection with the Reorganizations. Any such expenses which are so borne by ZSI will be solely and directly related to the Reorganization within the meaning of Revenue Ruling 73-54, 1973-1 C.B. 187.

11.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     11.1. Each Acquiring Fund and each Acquired Fund agree that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     11.2. Except as specified in the next sentence set forth in this section 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each Acquiring Fund and Acquired Fund in sections 9.1 and 9.2 shall survive the Closing.

12.  TERMINATION

     12.1. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by any party as it relates to the transaction applicable to such party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before June 1, 2001, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Board members or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.  AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by any authorized officer of the Acquired Funds and any authorized officer of the Acquiring Funds; provided, however, that following each meeting of the Acquired Fund Shareholders called by the Acquired Funds pursuant to section 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

14.  NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the applicable Acquired Fund, 222 South Riverside Plaza, Chicago, Illinois 60606, with a copy to Dechert, Ten Post Office Square-South, Boston, Massachusetts 02109-4603, Attention: Joseph R. Fleming, Esq., or to the applicable Acquiring Fund, Two International Place, Boston, Massachusetts 02110-4103, with a copy to Dechert, Ten Post Office Square-South, Boston, MA 02109-4603, Attention: Joseph
R. Fleming, Esq., or to any other address that the Acquired Fund or the Acquiring Fund shall have last designated by notice to the other party.

15.  HEADINGS; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

     15.1. The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     15.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     15.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and the shareholders of each Acquiring Fund and each Acquired Fund and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     15.4. References in this Agreement to each Trust mean and refer to the Board members of each Trust from time to time serving under its Declaration of Trust on file with the Secretary of State of The Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which each Trust conducts its business. It is expressly agreed that the obligations of each Trust hereunder shall not be binding upon any of the Board members, shareholders, nominees, officers, agents, or employees of the Trusts or the Funds personally, but bind only the respective property of the Funds, as provided in each Trust's Declaration of Trust. Moreover, no series of either Trust other than the Funds shall be responsible for the obligations of the Trusts hereunder, and all persons shall look only to the assets of the Funds to satisfy the obligations of the Trusts hereunder. The execution and the delivery of this Agreement have been authorized by each Trust's Board members, on behalf of the applicable Fund, and this Agreement has been signed by authorized officers of each Fund acting as such, and neither such authorization by such Board members, nor such execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the respective property of the Funds, as provided in each Trust's Declaration of Trust.

     Notwithstanding anything to the contrary contained in this Agreement, the obligations, agreements, representations and warranties with respect to each Fund shall constitute the obligations, agreements, representations and warranties of that Fund only (the "Obligated Fund"), and in no event shall any other series of the Trusts or the assets of any such series be held liable with respect to the breach or other default by the Obligated Fund of its obligations, agreements, representations and warranties as set forth herein.

     15.5. This Agreement shall be governed by, and construed and enforced in accordance with, the laws of The State of Massachusetts, without regard to its principles of conflicts of laws.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an authorized officer and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest:                            SCUDDER PATHWAY SERIES
                                   on behalf of Scudder Pathway Series:
_______________________________    Conservative Portfolio, Scudder
Secretary                          Pathway Series: Moderate Portfolio
                                   and Scudder Pathway Series:
                                   Growth Portfolio

                                   ------------------------------------
                                   By:
                                      ---------------------------------
                                   Its:
                                       --------------------------------

Attest:

                                   FARMERS INVESTMENT TRUST
                                   on behalf of Farmers Income Portfolio,
_______________________________    Farmers Income with Growth Portfolio,
Secretary                          Farmers Balanced Portfolio, Farmers
                                   Growth with Income Portfolio and
                                   Farmers Growth Portfolio

                                   ------------------------------------
                                   By:
                                      ---------------------------------
                                   Its:
                                       --------------------------------


AGREED TO AND ACKNOWLEDGED
ONLY WITH RESPECT TO
PARAGRAPH 10.2 HERETO

ZURICH SCUDDER INVESTMENTS, INC.

--------------------------------

By:
   -----------------------------
Its:
    ----------------------------

                                   Schedule A

Farmers Fund (Acquired Fund)               Pathway Fund (Acquiring Fund)
Farmers Income Portfolio                   Scudder Pathway Series: Conservative Portfolio

Farmers Income with Growth Portfolio       Scudder Pathway Series: Moderate Portfolio

Farmers Balanced Portfolio                 Scudder Pathway Series: Moderate Portfolio

Farmers Growth with Income Portfolio       Scudder Pathway Series: Moderate Portfolio

Farmers Growth Portfolio                   Scudder Pathway Series: Growth Portfolio

                                                                      EXHIBIT B*

MANAGEMENT'S DISCUSSION OF ACQUIRING FUND'S PERFORMANCE
--------------------------------------------------------------------------------
Portfolio Management Discussion                                  August 31, 2000

In the following interview, Donald E. Hall, portfolio manager of Scudder Pathway Series, discusses the recent market environment and the portfolios' current investment strategy during the twelve-month period ended August 31, 2000.

               Q: During the past year, the stock market has been extremely volatile. What has been the cause of this trend?

               A: Many factors affect the performance of stock prices, but earnings and interest rates are among the most important. And for the past year, expectations regarding the direction of both have been changing at an extremely quick pace, leading to rapid sector rotations and high levels of market volatility. Although the past five years have brought occasional inflation scares, the economy has produced the greatest expansion in its history without sparking significant price pressures. But in the first half of the year, a number of factors -- such as higher energy prices, a soaring stock market, and a tight job market -- prompted the U.S. Federal Reserve to raise short-term interest rates from 5.25% a year ago to 6.50% at the close of the reporting period. These moves, in themselves, have not been a significant negative for the markets. In all cases the moves were widely anticipated and, in general, viewed by investors as being a necessity. But the primary catalyst for volatility has been the changes taking place in the longer-term outlook for rates. During the times when prevailing wisdom has said that very few rate hikes would be needed to cool the economy -- such as in the first two months of 2000, late May, and August -- stocks have generally gained ground. On the other hand, the periods when investors have been worried that an indefinite series of rate increases was in the offing -- such as March-April, and again in July -- have generally been accompanied by market corrections, some of them severe.

               An additional question that has been hanging over the markets has been the issue of how corporate earnings would respond to a slowing economy. One school of thought says that rising productivity and the proliferation of technology will allow corporate America to maintain


* Farmers Fund shareholders should be aware that the performance discussion and data in Exhibit B has not been adjusted to reflect the impact of the sales charges and distribution fees borne by Class A and Class B shares of the Pathway Funds, which would reduce performance.

--------------------------------------------------------------------------------

               the strong earnings growth of the past several years, while another feels that a slowdown in the economy -- as well as rising energy prices -- will eventually take a bite out of the bottom lines of most companies. While the resolution of this question remains to be seen, the shifting expectations regarding its outcome have been an important factor in the market's high levels of volatility during the past year.

               Q: How has this affected growth stocks, compared to value stocks?

               A: Growth stocks, particularly those in the technology and biotech sectors, suffered the brunt of the April-May market correction. Stocks in these groups had risen extremely quickly throughout the winter months, and had reached valuation levels that left them very vulnerable to negative developments, such as rising interest rates. Nevertheless, growth outperformed value by a wide margin over the full period, due largely to the strength of its winter run-up and subsequent summer rebound. In general, investors have found a measure of safety in stocks with stronger earnings growth, on the basis that such companies would be better equipped to survive in a difficult economic environment.

               On the other hand, the earnings of many stocks in traditional value areas tend to be much more dependent on the direction of the economy and interest rates. Although sectors such as energy, financials, and basic materials showed signs of life during the summer, value -- as an asset class -- underperformed over the full period. However, it is important to note that past is not necessarily prologue. We believe that value -- i.e., the lower P/E spectrum of the market -- is poised for improved relative returns from here.

               Q: What factors have impacted the performance of stocks overseas?

               A: The swings in the international markets have closely followed those of the U.S., and the relationship between the growth and value groups has been approximately the

--------------------------------------------------------------------------------

               same. While the 12-month returns from most overseas markets were impressive, a variety of local factors have contributed to shaky overall returns from international equities during the past half-year. In Europe, the decline of the euro (the common currency used by European Union members) has been a distinct negative for dollar-based investors. Meanwhile, Japan's market has been pressured by the lack of a strong economic recovery, concerns surrounding the Bank of Japan's interest rate policy, and fears about the health of the country's corporations. In the emerging markets stocks have been pressured by rising interest rates worldwide. Although international equities have produced spotty performance of late, we believe that they remain an essential part of a diversified portfolio.

               Q: How have rising short-term interest rates affected the bond market?

               A: Despite the Fed's long series of rate hikes, bonds have actually performed well over both the trailing six- and twelve-month periods. Government bonds, in particular, have produced exceptional performance in the wake of the Treasury's buyback program, which has reduced the supply of outstanding issues. Meanwhile, corporate bonds have been supported by sound economic growth, robust corporate profits, positive sector fundamentals, and attractive valuations. Bond market performance was particularly impressive during the summer months, when investors' fears of an indefinite series of interest rate hikes began to dissipate. In a period of high volatility in the stock market, bonds proved to be a valuable addition to investors' portfolios by providing favorable returns and helping to reduce overall volatility.

               Q: What changes did you make in the portfolios during this period?

               A: As we have said in the past, our goal in managing the portfolios is to establish positions in response to the long-term trends, rather than attempting to adjust to short-term developments by making rapid-fire changes.

--------------------------------------------------------------------------------

               The value of such an approach has been borne out by the rapid sentiment shifts and numerous sector rotations of the past year, which would have been nearly impossible to navigate using a strategy that emphasized short-term trading. We did make two important adjustments in each of the three portfolios, however. First, we trimmed our position in international equities to compensate for the deteriorating outlook for these areas, especially Japan. While we will always seek to maintain a position in overseas stocks -- since the sector is so critical for effective diversification -- we took profits and cut the portfolios' international exposure by a substantial amount.

               The second important adjustment was our decision to boost our weighting in funds that invest in value stocks and trim our position in those that invest in growth. The portfolios have been tilted toward growth during the past year -- which has helped performance substantially -- but we believe that going forward, the investment environment will be much less conducive to a similar performance gap. As a consequence, the portfolios are now more evenly weighted between growth and value.

               Q: What is your outlook for the financial markets from here?

               A: We believe that it is important for investors to realize that the last five years have been an extraordinary time for the stock market. Led by growth stocks, the S&P 500 Index produced returns of over 20% annually from 1995-1999. Many investors have become used to returns of this magnitude, but it is important to note that this type of performance is far above the market's long-term average. Similarly, it is unusual for growth to outperform other sectors by as wide a margin as it has in recent years. Although many of the pillars that have supported the bull market remain in place -- such as improving productivity, the growing influence of technology, and a growing economy -- it is likely that stock market returns will be more subdued in the coming years. In addition, it is likely that the performance of growth stocks in relation to other

--------------------------------------------------------------------------------

               asset classes will ultimately return to a level closer to the historical norm.

               For this reason, we believe that now, more than ever, investors should take a long-term view when assessing their investment strategies. Volatility can be nerve-wracking, and it can lead undisciplined investors to make ill-advised decisions during times when the market is falling. However, we believe that those who establish long-term goals, ensure that their investments are appropriately diversified, and ignore the short-term movements of the markets are creating the foundation for a sound financial future. In managing the Pathway Series, we seek to help you achieve these goals through our long-term approach and focus on measured diversification among multiple asset classes. Even if growth stocks slow from their torrid pace of the last 2-3 years, we feel that the portfolios will be positioned to prosper by virtue of their exposure to bonds, value stocks, and international equities.

--------------------------------------------------------------------------------
Portfolio Highlights                                             August 31, 2000

Pathway Conservative Portfolio

Pathway Conservative Portfolio seeks current income and, secondarily, long-term growth of capital by investing substantially in bond mutual funds, with moderate exposure to equity funds.

               Performance

               In the twelve-month period ended August 31, 2000, the Conservative Portfolio produced a total return of 7.39%, versus a return of 9.98% for the portfolio's custom benchmark. Detailed performance information is listed on page B-8.

               During the past year, the portfolio gained favorable returns from both its equity and fixed income components, but its focus on value stocks -- which is consistent with its conservative objective -- dampened performance in relation to the index. The strongest performer among the portfolio's eight mutual fund holdings was Classic Growth Fund, which is a growth-oriented offering that was well positioned to prosper in an environment that generally favored stocks with the best earnings prospects. International Fund, which benefited from the rally in technology, telecommunications, and media stocks during the first quarter of 2000, was also a strong contributor over the full period. On the down side, our three holdings in the value area -- Growth and Income Fund, Large Company Value Fund, and Small Company Value Fund -- all underperformed the S&P 500, which is the equity component of the portfolio's benchmark. Nevertheless, we are pleased to report that a large value component helped mitigate the volatility in growth stocks and overseas equities.

               The bond component of the portfolio also contributed positive returns and overall stability amid volatility in the stock market. Through the three bond funds in the portfolio, we have exposure to a wide range of sectors, including Treasuries, corporate bonds, mortgage-backed securities, and high yield issues. We believe that the structure of the portfolio's income holdings provides the

--------------------------------------------------------------------------------

               ideal combination of strong yield potential and extensive diversification. Although bonds have not received much attention in recent years due to the run-up in the stock market, their performance during the past year illustrates their ongoing value to investors who place an emphasis on diversification.

               Portfolio Strategy

               As always, the changes we made to the portfolio's weightings during the twelve-month period were relatively modest. The overall weighting in bond funds has fallen from 65% to 59% over the past year, but this is primarily a reflection of the growth of the portfolio's holdings in equity funds rather than a specific decision to trim our holdings in this area. The fixed income position is diversified among Scudder GNMA Fund (5% of net assets), Scudder Corporate Bond Fund (7%), and Scudder Income Fund (47%), providing exposure to a variety of sectors within the bond market. In the stock portion of the portfolio, we cut the weighting in international funds, for two reasons: first, to bring the composition of the portfolio more closely in line with that of the benchmark; and second, to account for what we see as a deterioration in the investment picture overseas. We also increased the portfolio's weighting in value funds, to position the fund for an environment which -- in our view -- will lend itself to better relative performance from the value sector than that which has existed over the past two years. Overall, we believe that the portfolio's extensive diversification will help position it for an environment of persistent market volatility.

--------------------------------------------------------------------------------
Performance Update                                               August 31, 2000

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE


LINE CHART DATA:

                                                           LBAB Index (60%),
                                                           S&P 500 Index (25%),
               Scudder Pathway                             MSCI All Country
               Series: Conservative                        (ex U.S.) Index (5%),
               Portfolio                   LBAB Index*     3-month T-Bill (10%)*

      11/96**       10000                    10000                10000
       2/97         10236                     9963                10110
       8/97         11006                    10402                10813
       2/98         11768                    10996                11716
       8/98         11232                    11499                11778
       2/99         11871                    11684                12845
       8/99         12088                    11588                13131
       2/00         12188                    11811                13569
       8/00         12981                    12463                14442


--------------------------------------------------------------------------------
Fund Index Comparison
--------------------------------------------------------------------------------

                                                                    Total Return
                               Growth of                                    Average
Period ended 8/31/2000          $10,000               Cumulative             Annual
------------------------------------------------------------------------------------
Scudder Pathway Series: Conservative Portfolio
------------------------------------------------------------------------------------
1 year                         $  10,739                7.39%                7.39%
------------------------------------------------------------------------------------
Life of Portfolio**            $  13,143               31.43%                7.47%
------------------------------------------------------------------------------------

LBAB Index (60%), S&P 500 Index (25%), MSCI All Country (ex U.S.) Index (5%), 3-month T-Bill (10%)*

------------------------------------------------------------------------------------
1 year                         $  10,998                9.98%                9.98%
------------------------------------------------------------------------------------
Life of Portfolio**            $  14,442               44.42%               10.29%
------------------------------------------------------------------------------------

* The Lehman Brothers Aggregate Bond (LBAB) Index is a market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The MSCI All Country (ex U.S.) Index is a market value-weighted measure of stocks of 46 countries. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses.

**       The  Portfolio  commenced   operations  on  November  15,  1996.  Index
         comparisons begin November 30, 1996.

         Performance is historical, assumes reinvestment of all dividends and capital gains and is not indicative of future results. Total return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the Adviser had not maintained some of the Underlying Funds' expenses, the total return for the Portfolio would have been lower.

--------------------------------------------------------------------------------
Portfolio Highlights                                             August 31, 2000

Pathway Balanced Portfolio*

Pathway Balanced Portfolio seeks a balance of growth and income by investing in a mix of money market, bond, and equity mutual funds.

               Performance

               In the twelve-month period ended August 31, 2000, the Balanced Portfolio produced a total return of 15.65%, versus a return of 12.55% for the portfolio's custom benchmark. The portfolio finished in the top 28% of 467 balanced funds during the period, according to Lipper Analytical Services. Detailed performance information is listed on page B-11.

               The key to the strong relative performance of the Balanced Portfolio lies in the favorable returns produced by the growth component of its equity fund holdings. The top performer was Development Fund, which is an aggressive growth fund that focuses on companies with three important characteristics: strong revenue growth, products with the potential to be a hit in the marketplace, and top-notch management teams. This focus led the managers of the Development Fund to build a heavy weighting in technology issues (over half its portfolio), the top-performing sector over the past year. The portfolio also benefited from its holdings in Classic Growth Fund, which is a growth-oriented offering that was well positioned to prosper in an environment that generally favored stocks with the best earnings prospects. International Fund, which also was boosted by its holdings in the technology, media, and telecommunications areas, was a positive contributor. Our holdings in funds that invest in value stocks (Growth and Income Fund, Small Company Value Fund) and stocks in the developing countries (Emerging Markets Growth Fund) produced single digit returns, but made important contributions by adding diversification and helping reduce the overall volatility of the portfolio.

* The name of Pathway Balanced Portfolio was changed to Pathway Moderate Portfolio on December 29, 2000.

--------------------------------------------------------------------------------

               Our holdings in the fixed income area -- Scudder Income Fund and Scudder Corporate Bond Fund -- also contributed to our goal of achieving favorable risk-adjusted returns. Between the two funds, we achieved diversified exposure to a wide range of subsectors within the bond market, including Treasuries, corporate bonds, high-yield issues, and mortgage-backed securities. Our holdings in these areas provided income for the fund, and helped stabilize its share price during periods when the stock market was falling.

               Portfolio Strategy

               Consistent with our long-term approach to investing, we made only minor changes to the portfolio during the past twelve months. We entered the period with 29% of net assets in Scudder Income Fund and 8% in Scudder Corporate Bond Fund, and closed with weightings of 28% and 8%, respectively. We believe that given the recent volatility in the stock markets, bonds have proven to be important as ever to maintaining effective diversification. On the equity side of the portfolio, we made two significant shifts. First, we trimmed our position in international stock funds in order to 1) rebalance the outsized position, which had grown to 15% of the portfolio versus 12.15% in the benchmark; and 2) to account for the deterioration in the investment picture overseas. While we maintained a position in international stock funds, we closed the period with 9% of net assets in this area, versus 15% a year ago. A second, more recent, shift was our decision to increase our weighting in domestic value funds, at the expense of growth. The portfolio has been tilted heavily toward growth for most of the year, which has helped performance significantly. Going forward, however, we anticipate that the performance gap between growth and value will narrow significantly, and we have positioned the portfolio accordingly.

--------------------------------------------------------------------------------
Performance Update                                               August 31, 2000

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

                                                         S&P 500 Index (50%),
                                                         LBAB Index (35%),
        Scudder Pathway                                  MSCI All Country
        Series: Balanced                                 (ex U.S.) Index (10%),
        Portfolio         S&P 500 Index*  LBAB Index*    3-month T-Bill (5%)*

11/96**    10000              10000         10000               10000
 2/97      10235              10496          9963               10232
 8/97      11074              12048         10402               11229
 2/98      11888              14172         10996               12516
 8/98      10759              13026         11499               12098
 2/99      12107              16969         11684               14129
 8/99      12725              18212         11588               14810
 2/00      14153              18962         11811               15484
 8/00      14716              21187         12463               16670


--------------------------------------------------------------------------------
Fund Index Comparison
--------------------------------------------------------------------------------

                                                           Total Return
                               Growth of                                   Average
Period ended 8/31/2000          $10,000             Cumulative             Annual
------------------------------------------------------------------------------------
Scudder Pathway Series: Balanced Portfolio
------------------------------------------------------------------------------------
1 year                         $  11,565               15.65%               15.65%
------------------------------------------------------------------------------------
Life of Portfolio**            $  14,875               48.75%               11.03%
------------------------------------------------------------------------------------

S&P 500 Index (50%), LBAB Index (35%), MSCI All Country (ex U.S.) Index (10%), 3-month T-Bill (5%)*

------------------------------------------------------------------------------------
1 year                         $  11,255               12.55%               12.55%
------------------------------------------------------------------------------------
Life of Portfolio**            $  16,670               66.70%               14.58%
------------------------------------------------------------------------------------

* The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lehman Brothers Aggregate Bond (LBAB) Index is a market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The MSCI All Country (ex U.S.) Index is a market value-weighted measure of stocks of 46 countries. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses.

** The Portfolio commenced operations on November 15, 1996. Index comparisons begin November 30, 1996.

Performance is historical and assumes reinvestment of all dividends and capital gains and is not indicative of future results. Total return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the Adviser had not maintained some of the Underlying Funds' expenses, the total return for the Portfolio would have been lower.

--------------------------------------------------------------------------------
Portfolio Management Discussion                                  August 31, 2000

Pathway Growth Portfolio

Pathway Growth Portfolio seeks long-term growth of capital by investing primarily in equity mutual funds. The Portfolio also invests a portion of assets in bond funds, which offer the potential for capital appreciation as well as income.

               Performance

               In the twelve-month period ended August 31, 2000, the Growth Portfolio produced a total return of 24.24%, versus a return of 13.85% for the portfolio's custom benchmark. We are pleased to report that the portfolio finished in the top 8% of funds in its peer group during the period, according to Lipper Analytical Services. Detailed performance information is listed on page 27.

               In a period in which growth stocks outperformed most other sectors by a substantial margin, our emphasis on growth funds (within the context of the diversified portfolio) was the most important factor in our strong performance relative to our peer group. The top-performing fund was 21st Century Growth Fund, which emphasized small-cap growth stocks, particularly those in aggressive areas such as technology. This positioning proved ideal during a period in which technology was the best-performing sector in the market. The portfolio also benefited from the powerful returns of Large Company Growth Fund, which invests in stocks that its management team believes to be best positioned to sustain strong long-term earnings growth. International Fund, which benefited from the rally in technology, telecommunications, and media stocks during the first quarter of 2000, also was an important contributor over the full period. In comparison, the fund holds a relatively small weighting in funds that invest in value stocks, which helped performance in a period characterized by the weak performance of this area.

               The fund holds 15% of net assets in bond funds, the same percentage it held in this area when the reporting period began. The strongest performer in this area was Emerging

               Markets Income Fund, which was boosted by the improving economic outlook in the developing countries. Our other holdings -- Income Fund and Corporate Bond Fund -- provided diversified exposure to a variety of sectors within the domestic bond market. Although the returns of these two funds paled in comparison to the performance of our holdings in growth stocks, they contributed positively to the portfolio's risk profile by providing ballast during times when the stock market was falling.

               Portfolio Strategy

               Although the overall composition of the portfolio has not changed substantially during the past year -- a fact that is consistent with our focus on long-term investing -- we did make two important shifts. First, we trimmed our position in International Fund from 23% of net assets at the beginning of the period, to 15% by August 31, 2000. This decision, which brings the portfolio's weighting in this sector closer to that of the benchmark, reflects our view that although international stocks remain critical to diversification, the outlook for the overseas markets has dimmed in recent months. The second important change was our decision to trim the portfolio's position in growth stocks, and increase its weighting in value stocks through our holdings in Large Company Value Fund. The portfolio has been tilted heavily toward growth for most of the year, a positioning that boosted performance significantly. Believing that the performance gap between growth and value will narrow in the months ahead, we have positioned the portfolio accordingly. On the fixed income side, we closed the period with exactly the same weightings as we held when the period began.

--------------------------------------------------------------------------------
Performance Update                                               August 31, 2000

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

                                                        S&P 500 Index (60%),
                                                        MSCI All Country
               Scudder Pathway                          (ex U.S.) Index (20%),
               Series: Growth                           LBAB Index (15%),
               Portfolio             S&P 500 Index*     3-month T-Bill (5%)*

   11/96**         10000                 10000                10000
    2/97           10336                 10496                10278
    8/97           11340                 12048                11407
    2/98           12294                 14172                12841
    8/98           10633                 13026                12029
    2/99           12660                 16969                14580
    8/99           14003                 18212                15609
    2/00           17144                 18962                16559
    8/00           17398                 21187                17771


--------------------------------------------------------------------------------
Fund Index Comparison
--------------------------------------------------------------------------------

                                                                    Total Return
                               Growth of                                   Average
Period ended 8/31/2000          $10,000              Cumulative             Annual
------------------------------------------------------------------------------------
Scudder Pathway Series: Growth Portfolio
------------------------------------------------------------------------------------
1 year                         $  12,424               24.24%               24.24%
------------------------------------------------------------------------------------
Life of Portfolio**            $  17,600               76.00%               16.07%
------------------------------------------------------------------------------------

S&P 500 Index (60%), MSCI All Country (ex U.S.) Index (20%), LBAB Index (15%), 3-month T-Bill (5%)*

------------------------------------------------------------------------------------
1 year                         $  11,385               13.85%               13.85%
------------------------------------------------------------------------------------
Life of Portfolio**            $  17,771               77.71%               16.56%
------------------------------------------------------------------------------------

* The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The MSCI All Country (ex U.S.) Index is a market value-weighted measure of stocks of 46 countries. The Lehman Brothers Aggregate Bond (LBAB) Index is a market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses.

** The Portfolio commenced operations on November 15, 1996. Index comparisons begin November 30, 1996.

      Performance is historical and assumes reinvestment of all dividends and capital gains and is not indicative of future results. Total return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the Adviser had not maintained some of the Underlying Funds' expenses, the total return for the Portfolio would have been lower.

                                    APPENDIX

      Beneficial Owners of More than 5% of the Funds' Classes of Shares(1)

                            Farmers Income Portfolio

     As of November 30, 2000, 4,163 shares in the aggregate, or 13.89% of the outstanding shares of Farmers Income Portfolio - Class A - were held in the name of Betty Torrey, who may be deemed to be the beneficial owner of certain of these shares.

     As of November 30, 2000, 4,661 shares in the aggregate, or 15.55% of the outstanding shares of Farmers Income Portfolio - Class A - were held in the name of Pauline Lane, who may be deemed to be the beneficial owner of certain of these shares.

     As of November 30, 2000, 19,575 shares in the aggregate, or 65.32% of the outstanding shares of Farmers Income Portfolio - Class A - were held in the name of Clarence Rodriguez, Trustee for the benefit of East Valley Pulmonary Pension Plan, 5801 E. Main Street, Mesa, AZ 85205, who may be deemed to be the beneficial owner of certain of these shares.

     As of November 30, 2000, 1,342 shares in the aggregate, or 40.83% of the outstanding shares of Farmers Income Portfolio - Class B - were held in the name of Lillian Beattie, who may be deemed to be the beneficial owner of certain of these shares.

     As of November 30, 2000, 1,342 shares in the aggregate, or 40.83% of the outstanding shares of Farmers Income Portfolio - Class B - were held in the name of Jolene Poole, who may be deemed to be the beneficial owner of certain of these shares.

     As of November 30, 2000, 701 shares in the aggregate, or 6.67% of the outstanding shares of Farmers Income Portfolio - Class B - were held in the name of Yazmin Castiel, who may be deemed to be the beneficial owner of certain of these shares.

     As of November 30, 2000, 701 shares in the aggregate, or 6.67% of the outstanding shares of Farmers Income Portfolio - Class B - were held in the name of Katilena Yusupova, who may be deemed to be the beneficial owner of certain of these shares.

--------

(1) Unless otherwise indicated, the information in this appendix reflects percentage ownership both of the Funds' classes of shares as of November 30, 2000 and of the corresponding classes of shares of the combined Funds assuming the proposed reorganizations had been consummated on that date. The percentages that appear in parentheses for the 5% owners of Farmers Income with Growth Portfolio, Farmers Balanced Portfolio and Farmers Growth with Income Portfolio reflect percentage ownership of the corresponding classes of Scudder Pathway Series: Moderate Portfolio ("Moderate
     Portfolio") assuming the proposed reorganizations of those Farmers Funds into Moderate Portfolio had been consummated on November 30, 2000.

                      Farmers Income with Growth Portfolio

     As of November 30, 2000, 4,163 shares in the aggregate, or 7.12% (1.72%) of the outstanding shares of Farmers Income with Growth Portfolio - Class A - were held in the name of Scudder Trust Company, Custodian for IRA, Salem, NH 03079, who may be deemed to be the beneficial owner of certain of these shares.

     As of November 30, 2000, 12,266 shares in the aggregate, or 20.98% (5.06%) of the outstanding shares of Farmers Income with Growth Portfolio - Class A - were held in the name of Barbara Peebles, who may be deemed to be the beneficial owner of certain of these shares.

     As of November 30, 2000, 13,433 shares in the aggregate, or 22.98% (5.54%) of the outstanding shares of Farmers Income with Growth Portfolio - Class A - were held in the name of Scudder Trust Company, Custodian for IRA, Salem, NH 03079, who may be deemed to be the beneficial owner of certain of these shares.

     As of November 30, 2000, 4,187 shares in the aggregate, or 7.16% (1.73%) of the outstanding shares of Farmers Income with Growth Portfolio - Class A - were held in the name of Scudder Trust Company, Custodian for IRA, Salem, NH 03079, who may be deemed to be the beneficial owner of certain of these shares.

     As of November 30, 2000, 6,720 shares in the aggregate, or 18.61% (2.50%) of the outstanding shares of Farmers Income with Growth Portfolio - Class B - were held in the name of Scudder Trust Company, Custodian for IRA, Salem, NH 03079, who may be deemed to be the beneficial owner of certain of these shares.

     As of November 30, 2000, 1,951 shares in the aggregate, or 5.40% (0.72%) of the outstanding shares of Farmers Income with Growth Portfolio - Class B - were held in the name of William Wyrick, Trustee for the benefit of William Wyrick Revocable Trust, who may be deemed to be the beneficial owner of certain of these shares.

     As of November 30, 2000, 2,009 shares in the aggregate, or 5.56% (0.75%) of the outstanding shares of Farmers Income with Growth Portfolio - Class B - were held in the names of Marcella and Floyd Edgington, who may be deemed to be the beneficial owner of certain of these shares.

     As of November 30, 2000, 1,956 shares in the aggregate, or 5.41% (0.73%) of the outstanding shares of Farmers Income with Growth Portfolio - Class B - were held in the name of Joanne Harrington, who may be deemed to be the beneficial owner of certain of these shares.

     As of November 30, 2000, 4,327 shares in the aggregate, or 11.98% (1.61%) of the outstanding shares of Farmers Income with Growth Portfolio - Class B - were held in the name of Kareen Balch, who may be deemed to be the beneficial owner of certain of these shares.

     As of November 30, 2000, 10,618 shares in the aggregate, or 29.40% (3.94%) of the outstanding shares of Farmers Income with Growth Portfolio - Class B - were held in the name of Scudder Trust Company, Custodian for IRA, who may be deemed to be the beneficial owner of certain of these shares.

                           Farmers Balanced Portfolio

     As of November 30, 2000, 4,353 shares in the aggregate, or 5.76% (1.79%) of the outstanding shares of Farmers Balanced Portfolio - Class A - were held in the name of SSC Investment Corp., 345 Park Avenue, New York, NY 10154, who may be deemed to be the beneficial owner of certain of these shares.

     As of November 30, 2000, 6,149 shares in the aggregate, or 8.13% (2.53%) of the outstanding shares of Farmers Balanced Portfolio - Class A - were held in the name of Carol Boles, Trustee for the benefit of Jimmie and Carol Boles Living Trust, who may be deemed to be the beneficial owner of certain of these shares.

     As of November 30, 2000, 4,363 shares in the aggregate, or 5.77% (1.80%) of the outstanding shares of Farmers Balanced Portfolio - Class A - were held in the name of Dennis Wayne Smith, who may be deemed to be the beneficial owner of certain of these shares.

     As of November 30, 2000, 4,476 shares in the aggregate, or 5.92% (1.85%) of the outstanding shares of Farmers Balanced Portfolio - Class A - were held in the name of Scudder Trust Company, Custodian for IRA, who may be deemed to be the beneficial owner of certain of these shares.

     As of November 30, 2000, 7,351 shares in the aggregate, or 9.72% (3.03%) of the outstanding shares of Farmers Balanced Portfolio - Class A - were held in the name of Scudder Trust Company, Custodian for IRA, who may be deemed to be the beneficial owner of certain of these shares.

     As of November 30, 2000, 7,952 shares in the aggregate, or 10.51% (3.28%) of the outstanding shares of Farmers Balanced Portfolio - Class A - were held in the name of Keith Heppner and Roy & Ben Letourneau, for the benefit of Rio Grande Bible Institute, 4300 South Business Highway 281, Edinburg, TX 78539, who may be deemed to be the beneficial owner of certain of these shares.

     As of November 30, 2000, 6,282 shares in the aggregate, or 6.05% (2.33%) of the outstanding shares of Farmers Balanced Portfolio - Class B - were held in the name of Scudder Trust Company, Custodian for IRA, who may be deemed to be the beneficial owner of certain of these shares.

     As of November 30, 2000, 11,739 shares in the aggregate, or 11.31% (4.36%) of the outstanding shares of Farmers Balanced Portfolio - Class B - were held in the name of Scudder Trust Company, Custodian for IRA, who may be deemed to be the beneficial owner of certain of these shares.

     As of November 30, 2000, 7,648 shares in the aggregate, or 7.36% (2.84%) of the outstanding shares of Farmers Balanced Portfolio - Class B - were held in the name of Alexander Construction Company, who may be deemed to be the beneficial owner of certain of these shares.

                      Farmers Growth with Income Portfolio

     As of November 30, 2000, 6,601 shares in the aggregate, or 6.08% (2.72%) of the outstanding shares of Farmers Growth with Income Portfolio - Class A - were held in the name of Scudder Trust Company, Custodian for IRA, who may be deemed to be the beneficial owner of certain of these shares.

     As of November 30, 2000, 6,997 shares in the aggregate, or 6.44% (2.88%) of the outstanding shares of Farmers Growth with Income Portfolio - Class A - were held in the name of Scudder Trust Company, Custodian for IRA, who may be deemed to be the beneficial owner of certain of these shares.

     As of November 30, 2000, 6,304 shares in the aggregate, or 5.80% (2.60%) of the outstanding shares of Farmers Growth with Income Portfolio - Class A - were held in the name of Scudder Trust Company, Custodian for IRA, who may be deemed to be the beneficial owner of certain of these shares.

     As of November 30, 2000, 9,671 shares in the aggregate, or 7.47% (3.59%) of the outstanding shares of Farmers Growth with Income Portfolio - Class B - were held in the name of Scudder Trust Company, Custodian for IRA, who may be deemed to be the beneficial owner of certain of these shares.

                            Farmers Growth Portfolio

     As of November 30, 2000, 15,760 shares in the aggregate, or 6.29% of the outstanding shares of Farmers Growth Portfolio - Class A - were held in the names of Daniel and Laurie Steflik, who may be deemed to be the beneficial owner of certain of these shares.

     As of November 30, 2000, 14,858 shares in the aggregate, or 5.93% of the outstanding shares of Farmers Growth Portfolio - Class A - were held in the name of Scudder Trust Company, Custodian for IRA, who may be deemed to be the beneficial owner of certain of these shares.

                 Scudder Pathway Series: Conservative Portfolio

     As of November 30, 2000, 484,559 shares in the aggregate, or 15.43% of the outstanding shares of Scudder Pathway Series: Conservative Portfolio, Class S were held in the name of Union Bank, for the benefit of select omnibus, P.O. Box 85484, San Diego, CA 92186 who may deemed to be the beneficial owner of such shares.

     As of November 30, 2000, 696,055 shares in the aggregate, or 22.16% of the outstanding shares of Scudder Pathway Series: Conservative Portfolio, Class S were held in the name of IBEW Local #106 Annuity Plan, Scudder Kemper Investments, Trustee, 322 James Avenue, Jamestown, NY 14701, who may deemed to be the beneficial owner of such shares.

                   Scudder Pathway Series: Moderate Portfolio

     As of November 30, 2000, 31,434 shares in the aggregate, or 14.02% of the outstanding shares of Scudder Pathway Series: Moderate Portfolio, Class AARP were held in the name of Scudder Trust Company, Trustee for the IRA of Arthur Valla, who may deemed to be the beneficial owner of such shares.

     As of November 30, 2000, 104,603 shares in the aggregate, or 46.66% of the outstanding shares of Scudder Pathway Series: Moderate Portfolio, Class AARP were held in the name of Scudder Trust Company, Trustee for the IRA of Wayne Rambo, who may deemed to be the beneficial owner of such shares.

     As of November 30, 2000, 14,196 shares in the aggregate, or 6.33% of the outstanding shares of Scudder Pathway Series: Moderate Portfolio, Class AARP were held in the names of Merle and Betty Wingo, who may be deemed to be the beneficial owner of such shares.

For more information, please contact Shareholder Cummunications Corporation, your Fund's information agent at 1-888-676-7706.











                                                                         FARMERS

     This Proxy Statement/Prospectus is accompanied by the Pathway Funds' prospectus relating to Class A, Class B and Class C shares dated December 29, 2000, which was previously filed with the Securities and Exchange Commission (the "Commission") via EDGAR on January 4, 2001 (File No. 811-08606), which is incorporated by reference herein.

     Pathway Funds' statement of additional information relating to Class A, Class B and Class C shares dated December 29, 2000, which was previously filed with the Commission via EDGAR on January 4, 2001 (File No. 811-08606), is incorporated by reference herein.

     Farmers Funds' prospectus dated September 1, 2000, which was previously filed with the Commission via EDGAR on August 31, 2000 (File No. 333-66385), is incorporated by reference herein.

                                     PART B

                             SCUDDER PATHWAY SERIES
 -------------------------------------------------------------------------------

                       Statement of Additional Information
                                January 12, 2001
 -------------------------------------------------------------------------------

Acquisition of the Assets         By and in Exchange for shares of beneficial
of each portfolio series of       interest of the series of
Farmers Investment Trust          Scudder Pathway Series (the "Acquiring Trust")
222 South Riverside Plaza         Two International Place
Chicago, IL 60606                 Boston, MA 02110-4103

     This Statement of Additional Information is available to the shareholders of each series of Farmers Investment Trust (Farmers Income Portfolio, Farmers Income with Growth Portfolio, Farmers Balanced Portfolio, Farmers Growth with Income Portfolio and Farmers Growth Portfolio) (each, a "Farmers Fund" and collectively, the "Farmers Funds") in connection with a proposed transaction whereby three series of the Acquiring Trust (Scudder Pathway Series:
Conservative Portfolio; Scudder Pathway Series: Balanced Portfolio; and Scudder Pathway Series: Growth Portfolio) (each a "Pathway Fund" and collectively, the "Pathway Funds") will acquire all or substantially all of the assets and all of the liabilities of its corresponding Farmers Fund in exchange for the Class A and Class B shares of beneficial interest of the applicable Pathway Fund (each, a "Reorganization" and collectively, the "Reorganizations").

     This Statement of Additional Information of the Acquiring Trust contains material which may be of interest to investors but which is not included in the Proxy Statement/Prospectus of the Acquiring Trust relating to the Reorganizations. This Statement of Additional Information consists of this cover page and the following documents:

1. Pathway Funds' statement of additional information relating to Class A, Class B and Class C shares dated December 29, 2000, which was previously filed with the Securities and Exchange Commission (the "Commission") via EDGAR on January 4, 2001 (File No. 811-08606) and is incorporated by reference herein.

2. Pathway Funds' annual report to shareholders for the fiscal year ended August 31, 2000, which was previously filed with the Commission via EDGAR on October 18, 2000 (File No. 811-08606) and is incorporated by reference herein.

3. Farmers Funds' prospectus dated September 1, 2000, which was previously filed with the Commission via EDGAR on August 31, 2000 (File No. 333-66385) and is incorporated by reference herein.

4. Farmers Funds' statement of additional information dated September 1, 2000, which was previously filed with the Commission via EDGAR on August 31, 2000 (File No. 333-66385) and is incorporated by reference herein.

5. Farmers Funds' annual report to shareholders for the fiscal year ended April 30, 2000, which was previously filed with the Commission via EDGAR on September 5, 2000 (File No. 811-09085) and is incorporated by reference herein.

     Because the net asset value of each Farmers Fund did not exceed 10 percent of the net asset value of its corresponding Pathway Fund, all measured as of October 31, 2000, pro forma financial statements have not been included in this Statement of Additional Information.

     This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated January 12, 2001 relating to the Reorganizations may be obtained by writing Farmers Funds at 222 South Riverside Drive, Chicago, IL 60606 or by calling Kemper Distributors, Inc. at 1-800-621-1048. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

[LOGO]                                          For more information or to vote by phone
                                                call toll-free 1-888-676-7706.
                                                Or fax both sides of your signed card to
                                                1-888-451-VOTE(8683)
PO Box 219453, Kansas City, MO 64121-9669       NOTE: Faxes will only be accepted Monday through
ADDRESS SERVICE REQUESTED                       Friday between the hours of
                                                8:30 A.M. and 5:00 P.M. EST. Faxes will not
                                                be accepted on holidays.

           Please fold and detach card at perforation before mailing

FUND NAME PRINTS HERE                           Special  Meeting of Shareholders
                                                                  March 14, 2001

I hereby appoint John Millette, Kathryn L. Quirk and Caroline Pearson each with the full power of substitution, as proxies for the undersigned to vote the shares of the above referenced fund (the "Fund"), a series of Farmers Investment Trust (the "Trust"), as to which I am entitled to vote, as shown on the reverse side, at the Special Meeting of the Shareholders of the Fund (the "Meeting") to be held on March 14, 2001, at 4:30 p.m., Eastern Time, at the offices of Zurich Scudder Investments, Inc., 13th Floor, Two International Place, Boston, Massachusetts 02110, and at any adjournments thereof.

I hereby revoke any and all proxies with respect to such shares previously given by me. I acknowledge receipt of the Proxy Statement dated January 12, 2001.

This instruction may be revoked at any time prior to its exercise at the Meeting by execution of a subsequent proxy card, by written notice to the Secretary of the Trust or by voting in person at the Meeting.

                                    PLEASE SIGN, DATE AND RETURN THIS PROXY CARD
                                         PROMPTLY IN THE ENCLOSED ENVELOPE.


                                Date ___________________ 2001

                                Signature should be exactly as the name or names appear on this proxy card. If the individual signing the proxy card is a fiduciary (e.g., attorney, executor, trustee, guardian, etc.), the individual's signature must be followed by his full title.



                                ------------------------------------------------
                                           Signature(s) of Shareholder(s)

                                                                          FARMER

                  Your vote is important - Please vote today!

           Please fold and detach card at perforation before mailing

This proxy, if properly executed, will be voted in the manner directed. IF NO DIRECTION IS MADE ON A PROPERLY EXECUTED PROXY, THE PROXY WILL BE VOTED "FOR" APPROVAL OF THE PROPOSAL.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST. THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE FOR THE PROPOSAL. Please vote by filling in a box below.

                                                                                        FOR     AGAINST   ABSTAIN
1. To approve an Agreement and Plan of  Reorganization as it relates to (i) the         / /       / /       / /
   transfer of all or substantially all of the assets and all of the liabilities of Farmers Income  Portfolio to Scudder Pathway Series: Conservative
   Portfolio ("Pathway Conservative Portfolio"),  (ii) the  distribution  to each shareholder of Farmers Income Portfolio shares of Pathway Conservative
   Portfolio of a corresponding class to those held by the shareholder in
   Farmers Income Portfolio in an amount equal to the value of the shareholder's holdings in Farmers Income Portfolio and (iii) the termination of Farmers
   Income Portfolio.

The proxies are authorized to vote in their discretion on any other business that may properly come before the Meeting and any adjournments thereof.

                  Please be sure to sign and date this Proxy.



                                                                      FARMERS 01

[LOGO]                                          For more information or to vote by phone
                                                call toll-free 1-888-676-7706.
                                                Or fax both sides of your signed card to
                                                1-888-451-VOTE(8683)
PO Box 219453, Kansas City, MO 64121-9669       NOTE: Faxes will only be accepted Monday through
ADDRESS SERVICE REQUESTED                       Friday between the hours of
                                                8:30 A.M. and 5:00 P.M. EST. Faxes will not
                                                be accepted on holidays.

           Please fold and detach card at perforation before mailing

FUND NAME PRINTS HERE                           Special  Meeting of Shareholders
                                                                  March 14, 2001

I hereby appoint John Millette, Kathryn L. Quirk and Caroline Pearson each with the full power of substitution, as proxies for the undersigned to vote the shares of the above referenced fund (the "Fund"), a series of Farmers Investment Trust (the "Trust"), as to which I am entitled to vote, as shown on the reverse side, at the Special Meeting of the Shareholders of the Fund (the "Meeting") to be held on March 14, 2001, at 4:30 p.m., Eastern Time, at the offices of Zurich Scudder Investments, Inc., 13th Floor, Two International Place, Boston, Massachusetts 02110, and at any adjournments thereof.

I hereby revoke any and all proxies with respect to such shares previously given by me. I acknowledge receipt of the Proxy Statement dated January 12, 2001.

This instruction may be revoked at any time prior to its exercise at the Meeting by execution of a subsequent proxy card, by written notice to the Secretary of the Trust or by voting in person at the Meeting.

                                    PLEASE SIGN, DATE AND RETURN THIS PROXY CARD
                                         PROMPTLY IN THE ENCLOSED ENVELOPE.


                                Date ___________________ 2001

                                Signature should be exactly as the name or names appear on this proxy card. If the individual signing the proxy card is a fiduciary (e.g., attorney, executor, trustee, guardian, etc.), the individual's signature must be followed by his full title.



                                ------------------------------------------------
                                           Signature(s) of Shareholder(s)

                                                                          FARMER

                  Your vote is important - Please vote today!

           Please fold and detach card at perforation before mailing

This proxy, if properly executed, will be voted in the manner directed. IF NO DIRECTION IS MADE ON A PROPERLY EXECUTED PROXY, THE PROXY WILL BE VOTED "FOR" APPROVAL OF THE PROPOSAL.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST. THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE FOR THE PROPOSAL. Please vote by filling in a box below.

                                                                                        FOR     AGAINST   ABSTAIN
2. To approve an Agreement and Plan of Reorganization as it relates to (i) the          / /       / /       / /
   transfer of all or substantially all of the assets and all of the liabilities of Farmers Income with Growth Portfolio to Scudder Pathway Series:  Moderate
   Portfolio ("Pathway Moderate Portfolio"), (ii) the distribution  to each shareholder of  Farmers Income with Growth Portfolio shares of Pathway
   Moderate Portfolio of a corresponding class to those held by the shareholder in Farmers Income with Growth Portfolio in an amount equal to the value of the shareholder's holdings in Farmers Income with Growth Portfolio and (iii)
   the termination of Farmers Income with Growth Portfolio.

The proxies are authorized to vote in their discretion on any other business that may properly come before the Meeting and any adjournments thereof.

                  Please be sure to sign and date this Proxy.

                                                                       FARMER 02

[LOGO]                                          For more information or to vote by phone
                                                call toll-free 1-888-676-7706.
                                                Or fax both sides of your signed card to
                                                1-888-451-VOTE(8683)
PO Box 219453, Kansas City, MO 64121-9669       NOTE: Faxes will only be accepted Monday through
ADDRESS SERVICE REQUESTED                       Friday between the hours of
                                                8:30 A.M. and 5:00 P.M. EST. Faxes will not
                                                be accepted on holidays.

           Please fold and detach card at perforation before mailing

FUND NAME PRINTS HERE                           Special  Meeting of Shareholders
                                                                  March 14, 2001

I hereby appoint John Millette, Kathryn L. Quirk and Caroline Pearson each with the full power of substitution, as proxies for the undersigned to vote the shares of the above referenced fund (the "Fund"), a series of Farmers Investment Trust (the "Trust"), as to which I am entitled to vote, as shown on the reverse side, at the Special Meeting of the Shareholders of the Fund (the "Meeting") to be held on March 14, 2001, at 4:30 p.m., Eastern Time, at the offices of Zurich Scudder Investments, Inc., 13th Floor, Two International Place, Boston, Massachusetts 02110, and at any adjournments thereof.

I hereby revoke any and all proxies with respect to such shares previously given by me. I acknowledge receipt of the Proxy Statement dated January 12, 2001.

This instruction may be revoked at any time prior to its exercise at the Meeting by execution of a subsequent proxy card, by written notice to the Secretary of the Trust or by voting in person at the Meeting.

                                    PLEASE SIGN, DATE AND RETURN THIS PROXY CARD
                                         PROMPTLY IN THE ENCLOSED ENVELOPE.


                                Date ___________________ 2001

                                Signature should be exactly as the name or names appear on this proxy card. If the individual signing the proxy card is a fiduciary (e.g., attorney, executor, trustee, guardian, etc.), the individual's signature must be followed by his full title.



                                ------------------------------------------------
                                           Signature(s) of Shareholder(s)

                                                                          FARMER

                  Your vote is important - Please vote today!

           Please fold and detach card at perforation before mailing

This proxy, if properly executed, will be voted in the manner directed. IF NO DIRECTION IS MADE ON A PROPERLY EXECUTED PROXY, THE PROXY WILL BE VOTED "FOR" APPROVAL OF THE PROPOSAL.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST. THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE FOR THE PROPOSAL. Please vote by filling in a box below.

                                                                                        FOR     AGAINST   ABSTAIN
3. To approve an Agreement and Plan of Reorganization as it relates to (i) the          / /       / /       / /
   transfer of all or substantially all of the assets and all of the liabilities of Farmers Balanced Portfolio to Scudder Pathway Series: Moderate Portfolio
   ("Pathway Moderate Portfolio"), (ii) the distribution to each shareholder of
   Farmers Balanced Portfolio shares of Pathway Moderate Portfolio of a corresponding class to those held by the shareholder in Farmers Balanced
   Portfolio in an amount equal to the value of the shareholder's holdings in
   Farmers Balanced Portfolio and (iii) the termination of Farmers Balanced
   Portfolio.

The proxies are authorized to vote in their discretion on any other business that may properly come before the Meeting and any adjournments thereof.

                  Please be sure to sign and date this Proxy.

                                                                       FARMER 03

[LOGO]                                          For more information or to vote by phone
                                                call toll-free 1-888-676-7706.
                                                Or fax both sides of your signed card to
                                                1-888-451-VOTE(8683)
PO Box 219453, Kansas City, MO 64121-9669       NOTE: Faxes will only be accepted Monday through
ADDRESS SERVICE REQUESTED                       Friday between the hours of
                                                8:30 A.M. and 5:00 P.M. EST. Faxes will not
                                                be accepted on holidays.

           Please fold and detach card at perforation before mailing

FUND NAME PRINTS HERE                           Special  Meeting of Shareholders
                                                                  March 14, 2001

I hereby appoint John Millette, Kathryn L. Quirk and Caroline Pearson each with the full power of substitution, as proxies for the undersigned to vote the shares of the above referenced fund (the "Fund"), a series of Farmers Investment Trust (the "Trust"), as to which I am entitled to vote, as shown on the reverse side, at the Special Meeting of the Shareholders of the Fund (the "Meeting") to be held on March 14, 2001, at 4:30 p.m., Eastern Time, at the offices of Zurich Scudder Investments, Inc., 13th Floor, Two International Place, Boston, Massachusetts 02110, and at any adjournments thereof.

I hereby revoke any and all proxies with respect to such shares previously given by me. I acknowledge receipt of the Proxy Statement dated January 12, 2001.

This instruction may be revoked at any time prior to its exercise at the Meeting by execution of a subsequent proxy card, by written notice to the Secretary of the Trust or by voting in person at the Meeting.

                                    PLEASE SIGN, DATE AND RETURN THIS PROXY CARD
                                         PROMPTLY IN THE ENCLOSED ENVELOPE.


                                Date ___________________ 2001

                                Signature should be exactly as the name or names appear on this proxy card. If the individual signing the proxy card is a fiduciary (e.g., attorney, executor, trustee, guardian, etc.), the individual's signature must be followed by his full title.



                                ------------------------------------------------
                                           Signature(s) of Shareholder(s)

                                                                          FARMER

                  Your vote is important - Please vote today!

           Please fold and detach card at perforation before mailing

This proxy, if properly executed, will be voted in the manner directed. IF NO DIRECTION IS MADE ON A PROPERLY EXECUTED PROXY, THE PROXY WILL BE VOTED "FOR" APPROVAL OF THE PROPOSAL.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST. THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE FOR THE PROPOSAL. Please vote by filling in a box below.

                                                                                        FOR     AGAINST   ABSTAIN
4. To approve an Agreement and Plan of Reorganization as it relates to (i) the          / /       / /       / /
   transfer of all or substantially all of the assets and all of the liabilities of Farmers Growth with Income Portfolio to Scudder Pathway Series: Moderate
   Portfolio ("Pathway Moderate Portfolio"), (ii) the distribution to each shareholder of Farmers Growth with Income Portfolio shares of Pathway
   Moderate Portfolio of a corresponding class to those held by the shareholder in Farmers Growth with Income Portfolio in an amount equal to the value of the shareholder's holdings in Farmers Growth with Income Portfolio and (iii)
   the termination of Farmers Growth with Income Portfolio.

The proxies are authorized to vote in their discretion on any other business that may properly come before the Meeting and any adjournments thereof.

                  Please be sure to sign and date this Proxy.

                                                                       FARMER 04

[LOGO]                                          For more information or to vote by phone
                                                call toll-free 1-888-676-7706.
                                                Or fax both sides of your signed card to
                                                1-888-451-VOTE(8683)
PO Box 219453, Kansas City, MO 64121-9669       NOTE: Faxes will only be accepted Monday through
ADDRESS SERVICE REQUESTED                       Friday between the hours of
                                                8:30 A.M. and 5:00 P.M. EST. Faxes will not
                                                be accepted on holidays.

           Please fold and detach card at perforation before mailing

FUND NAME PRINTS HERE                           Special  Meeting of Shareholders
                                                                  March 14, 2001

I hereby appoint John Millette, Kathryn L. Quirk and Caroline Pearson each with the full power of substitution, as proxies for the undersigned to vote the shares of the above referenced fund (the "Fund"), a series of Farmers Investment Trust (the "Trust"), as to which I am entitled to vote, as shown on the reverse side, at the Special Meeting of the Shareholders of the Fund (the "Meeting") to be held on March 14, 2001, at 4:30 p.m., Eastern Time, at the offices of Zurich Scudder Investments, Inc., 13th Floor, Two International Place, Boston, Massachusetts 02110, and at any adjournments thereof.

I hereby revoke any and all proxies with respect to such shares previously given by me. I acknowledge receipt of the Proxy Statement dated January 12, 2001.

This instruction may be revoked at any time prior to its exercise at the Meeting by execution of a subsequent proxy card, by written notice to the Secretary of the Trust or by voting in person at the Meeting.

                                    PLEASE SIGN, DATE AND RETURN THIS PROXY CARD
                                         PROMPTLY IN THE ENCLOSED ENVELOPE.


                                Date ___________________ 2001

                                Signature should be exactly as the name or names appear on this proxy card. If the individual signing the proxy card is a fiduciary (e.g., attorney, executor, trustee, guardian, etc.), the individual's signature must be followed by his full title.



                                ------------------------------------------------
                                           Signature(s) of Shareholder(s)

                                                                          FARMER

                  Your vote is important - Please vote today!

           Please fold and detach card at perforation before mailing

This proxy, if properly executed, will be voted in the manner directed. IF NO DIRECTION IS MADE ON A PROPERLY EXECUTED PROXY, THE PROXY WILL BE VOTED "FOR" APPROVAL OF THE PROPOSAL.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST. THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE FOR THE PROPOSAL. Please vote by filling in a box below.

                                                                                        FOR     AGAINST   ABSTAIN
5. To approve an Agreement and Plan of Reorganization as it relates to (i) the          / /       / /       / /
   transfer of all or substantially all of the assets and all of the liabilities of Farmers Growth Portfolio to Scudder Pathway Series: Growth Portfolio
   ("Pathway Growth Portfolio"), (ii) the distribution to each shareholder of
   Farmers Growth Portfolio shares of Pathway Growth Portfolio of a corresponding class to those held by the shareholder in Farmers Growth
   Portfolio in an amount equal to the value of the shareholder's holdings in
   Farmers Growth  Portfolio and (iii) the termination of Farmers Growth
   Portfolio.

The proxies are authorized to vote in their discretion on any other business that may properly come before the Meeting and any adjournments thereof.

                  Please be sure to sign and date this Proxy.

                                                                       FARMER 05